UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
December 31, 2018
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 2.4%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$ 1,038,890
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	74,789
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	47,408
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	347,029
		$ 1,508,116
General Obligations - General Purpose – 13.5%
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	$245,000	$ 276,970
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	475,000	400,976
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	149,017
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	157,996
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,622
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	843,285
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	271,219
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	62,696
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	552,755
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	797,131
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	205,549
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	573,900
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,531
State of Alabama, “A”, 5%, 8/01/2028	1,000,000	1,185,230
State of California, 6%, 11/01/2039	550,000	567,721
State of Illinois, 5%, 11/01/2027	130,000	139,582
State of Illinois, “D”, 5%, 11/01/2028	140,000	149,460
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	770,430
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,042,020
		$ 8,288,090
General Obligations - Schools – 4.8%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	$200,000	$ 227,772
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,138,860
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	274,053
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	285,365
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,000,040
		$ 2,926,090
Healthcare Revenue - Hospitals – 14.8%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$ 550,015
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	1,045,000	1,117,889
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	842,453
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	762,735
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	220,000	186,751
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036 (Prerefunded 2/01/2019)	300,000	301,173
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	554,530
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	502,265
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	459,103
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,042,370
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	262,928
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	517,265
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	370,000	381,455
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	54,566
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	425,000	425,306
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	$1,000,000	$ 1,120,680
		$ 9,081,484
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 267,223
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	801,877
		$ 1,069,100
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$ 351,405
Industrial Revenue - Paper – 0.9%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$ 257,810
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	322,926
		$ 580,736
Miscellaneous Revenue - Other – 1.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 68,690
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	100,151
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	266,757
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	534,714
		$ 970,312
Port Revenue – 2.7%
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	$500,000	$ 535,890
Alabama Port Authority Docks Facilities Rev., Revenue Refunding, “A”, AGM, 5%, 10/01/2035	1,000,000	1,115,300
		$ 1,651,190
Sales & Excise Tax Revenue – 5.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$425,000	$ 459,553
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	330,597
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	567,915
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	641,149
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	30,000	30,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	185,000	24,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	95,000	29,962
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	75,000	22,422
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	190,000	53,846
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	105,000	28,207
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	45,000	11,459
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	7,241
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	147,595
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	845,407
		$ 3,200,331
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$ 196,703
State & Local Agencies – 10.2%
Alabama Incentives Financing Authority Special Obligation, ”A“, 5%, 9/01/2029	$1,000,000	$ 1,018,510
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	315,809
Alabama Public School & College Authority Rev., ”A“, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,010,840
Alabama Public School & College Authority Rev., ”B“, 5%, 6/01/2025	800,000	897,600
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	524,610
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), ”A“, ASSD GTY, 5%, 7/01/2030	385,000	401,151
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	315,000	322,028
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev. ”A“, 5%, 6/01/2030	35,000	38,617
Huntsville, AL, Public Building Authority Lease Redunding Rev., 5%, 10/01/2033	500,000	583,930
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	230,000	258,803
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	$10,000	$ 11,312
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	255,000	285,982
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	187,631
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	350,000	391,380
		$ 6,248,203
Tax - Other – 6.7%
Birmingham-Jefferson, AL, Civic Center Authority, ”A“, 4%, 7/01/2043	$750,000	$ 755,310
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	547,030
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	95,000	98,089
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	31,043
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	90,000	95,798
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	55,000	58,314
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	55,000	58,085
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	30,000	31,580
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	85,000	88,258
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	70,000	70,037
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	105,000	113,389
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	265,000	289,968
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	190,000	208,626
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	527,750
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,119,530
		$ 4,092,807
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 97,371
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	190,746
		$ 288,117
Transportation - Special Tax – 4.3%
Alabama Federal Aid Highway Finance Authority Special Obligation, ”A“, 5%, 9/01/2035	$500,000	$ 576,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	145,000	155,140
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	125,000	128,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	325,000	343,684
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	310,000	326,399
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	120,000	122,395
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	330,000	363,743
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	235,000	253,337
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	105,000	115,757
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	80,000	86,163
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,000	5,349
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	35,000	36,161
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	105,000	117,734
		$ 2,630,828
Universities - Colleges – 11.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$ 1,314,183
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039 (Prerefunded 9/01/2019)	1,000,000	1,025,350
Auburn University, General Fee Rev., ”A“, 5%, 6/01/2048	500,000	570,005
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), ”A“, 5%, 12/01/2034	500,000	560,025
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), ”A“, 5%, 7/01/2036	600,000	672,660
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	275,000	235,826
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,044
Troy University, Facilities Rev., ”A“, BAM, 5%, 11/01/2028	500,000	565,840
University of Alabama in Huntsville, General Fee Rev., ”B2“, 5%, 9/01/2035	755,000	869,851
University of South Alabama, Facilities Rev., AGM, 4%, 11/01/2035	500,000	522,550
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	$500,000	$ 567,335
		$ 6,968,669
Utilities - Municipal Owned – 2.7%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), ”A“, ASSD GTY, 5%, 8/01/2037	$1,000,000	$ 1,036,530
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	230,000	244,256
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	131,837
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	10,000	9,814
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	50,000	48,730
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	5,000	5,000
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	30,000	30,006
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	35,000	36,037
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	120,000	123,980
		$ 1,666,190
Utilities - Other – 1.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$40,000	$ 45,577
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	75,000	85,034
Lower, AL, Gas District Project Rev., ”A“, 5%, 9/01/2046	500,000	569,505
		$ 700,116
Water & Sewer Utility Revenue – 11.0%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$ 1,132,160
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036	750,000	868,117
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5%, 1/01/2030	500,000	567,400
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	10,000	10,300
Cullman, AL, Utilities Board Water Rev., ”A“, AGM, 5%, 9/01/2035	1,000,000	1,124,990
Gadsden, AL, Water Works and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,041,860
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	26,722
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	126,275
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	48,324
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	47,472
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, ”A“, AGM, 5%, 10/01/2044	750,000	812,843
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, ”D“, 5%, 10/01/2021	300,000	318,450
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,469
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,696
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,017
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	21,959
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	538,780
		$ 6,734,834
Total Municipal Bonds		$59,153,321
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.4% (v)	927,791	$ 927,698

Other Assets, Less Liabilities – 2.2%		1,327,716
Net Assets – 100.0%		$61,408,735
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $927,698 and $59,153,321, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,153,321	$—	$59,153,321
Mutual Funds	927,698	—	—	927,698
Total	$927,698	$59,153,321	$—	$60,081,019
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	305,813	14,079,525	(13,457,547)	927,791
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(24)	$(30)	$—	$12,264	$927,698

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Alabama	73.6%
Puerto Rico	6.3%
New York	3.2%
California	2.2%
Guam	2.1%
Illinois	1.7%
Massachusetts	1.7%
Colorado	1.1%
Pennsylvania	1.0%
South Carolina	1.0%
Florida	0.8%
New Hampshire	0.6%
Texas	0.5%
Virginia	0.5%
Maryland	0.4%
Indiana	0.3%
New Jersey	0.3%
Nebraska	0.2%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
December 31, 2018
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport Revenue – 1.3%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 251,076
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	168,563
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,036,057
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	105,003
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	117,138
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	87,878
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	136,956
		$ 1,902,671
General Obligations - General Purpose – 4.1%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$ 2,165,680
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,280,000	1,080,525
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	488,158
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	452,923
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	61,865
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	133,081
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	537,222
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	67,921
State of California, 6%, 11/01/2039	1,160,000	1,197,375
		$ 6,184,750
General Obligations - Schools – 5.5%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$3,000,000	$ 3,065,610
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	40,000	45,287
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	45,103
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	35,000	39,305
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	16,788
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,242
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,557
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,085,482
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,029,940
		$ 8,238,314
Healthcare Revenue - Hospitals – 14.6%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$ 1,130,630
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,673,655
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,803,512
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	600,000	509,322
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	552,534
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	983,960
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	443,272
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	525,856
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,038,250
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,204,761
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	545,000	578,866
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	395,000	420,173
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	537,275
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	365,991
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	490,000	505,435
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2036	1,500,000	1,664,880
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), AGM, 4%, 3/01/2020	$1,000,000	$ 1,023,980
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	1,936,569
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	732,255
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,136,009
		$ 21,767,185
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 114,726
Miscellaneous Revenue - Other – 3.4%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$ 2,843,377
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,744,572
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	266,043
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	205,447
		$ 5,059,439
Sales & Excise Tax Revenue – 16.2%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$ 1,311,860
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	776,972
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,441,804
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,238,089
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	773,087
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	910,988
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,218,046
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	423,685
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,234,636
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,254,552
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,258,780
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,157,107
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	4,635,000	616,779
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	585,000	165,789
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	21,722
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	426,768
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,083,780
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	1,500,000	1,700,025
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,098,740
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,097,870
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	1,951,980
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,911,171
		$ 24,074,230
Secondary Schools – 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$ 712,403
Single Family Housing - State – 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$335,000	$ 335,794
State & Local Agencies – 5.3%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,826,399
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	506,110
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2030	500,000	542,350
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	858,740
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,184,039
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	585,000	658,260
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	796,265
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$525,000	$ 532,466
		$ 7,904,629
Tax - Other – 5.3%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,084,800
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	505,935
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	67,259
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,342,030
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	210,111
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	973,856
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	647,838
		$ 7,831,829
Tobacco – 1.5%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$ 1,908,371
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	370,575
		$ 2,278,946
Transportation - Special Tax – 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$ 48,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	86,315
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	430,000	460,070
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,014
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,136,802
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	840,000	884,436
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	489,581
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	710,000	765,401
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	295,000	317,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	385,146
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	392,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	458,190
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	347,594
		$ 5,792,486
Universities - Colleges – 16.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,666,775
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	580,823
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	860,000	737,493
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	80,537
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	130,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	53,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	30,000	26,213
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,036,550
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,067,250
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,142,600
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	362,678
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	666,946
University Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	217,734
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,698,750
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,419,752
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,081,190
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,117,070
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,723,350
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	$600,000	$ 603,996
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	588,619
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	880,113
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,261,960
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	871,455
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	250,000	262,907
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	262,185
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	523,075
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	318,286
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	324,330
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,973,322
		$ 24,679,759
Utilities - Municipal Owned – 7.9%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,143,910
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,230,276
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,132,810
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,263,279
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	477,891
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	838,964
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,053,018
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	248,462
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,054,758
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,105,467
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	138,718
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	30,995
		$ 11,718,548
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$ 320,541
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	169,080
		$ 489,621
Water & Sewer Utility Revenue – 12.2%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,112,861
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	853,186
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,607,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,049
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	2,000,000	2,311,920
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,649,318
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	482,086
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,160,480
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	90,855
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	415,655
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	150,342
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	147,692
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	698,562
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037 (Prerefunded 12/01/2019)	1,260,000	1,291,891
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,750,962
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	741,615
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,898
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	70,511
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,050
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	82,347
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	2,415,000	2,003,194
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038 (Prerefunded 12/01/2019)	$1,325,000	$ 1,365,081
		$ 18,109,775
Total Municipal Bonds		$147,195,105
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.4% (v)	379,498	$ 379,460

Other Assets, Less Liabilities – 0.8%		1,265,122
Net Assets – 100.0%		$148,839,687
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $379,460 and $147,195,105, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	10	$1,460,000	March – 2019	$(25,349)
At December 31, 2018, the fund had cash collateral of $25,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$147,195,105	$—	$147,195,105
Mutual Funds	379,460	—	—	379,460
Total	$379,460	$147,195,105	$—	$147,574,565
Other Financial Instruments
Futures Contracts - Liabilities	$(25,349)	$—	$—	$(25,349)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,886	26,515,073	(26,177,461)	379,498
6

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$267	$(4)	$—	$18,975	$379,460

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Arkansas	71.8%
Puerto Rico	7.0%
Guam	5.2%
New York	2.6%
California	2.1%
Massachusetts	1.6%
Pennsylvania	1.4%
Georgia	1.3%
Illinois	1.2%
Colorado	1.1%
Kentucky	1.0%
Texas	0.8%
New Hampshire	0.6%
Michigan	0.5%
Maryland	0.4%
South Carolina	0.4%
Florida	0.3%
Tennessee	0.3%
New Jersey	0.2%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
December 31, 2018
MFS®  California
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 8.3%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$ 2,385,020
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	660,879
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	165,000	174,672
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,128,550
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,187,614
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,504,587
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,498,388
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,331,785
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,259,540
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,126,310
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,575,930
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	738,270
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	736,208
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	915,161
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,290,520
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	613,793
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	1,430,000	1,538,580
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,132,180
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,215,780
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,717,133
		$ 31,730,900
General Obligations - General Purpose – 6.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$ 842,714
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	84,265
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	88,668
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	99,268
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	7,980,000	8,189,874
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	400,000	422,716
State of California, 5.25%, 4/01/2035	2,545,000	2,770,843
State of California, 6%, 11/01/2039	3,000,000	3,096,660
State of California, 5.5%, 3/01/2040	3,670,000	3,808,396
State of California, 5.25%, 11/01/2040	2,775,000	2,922,658
State of California, Various Purpose General Obligation Refunding, “C”, 4%, 8/01/2037	1,700,000	1,789,539
		$ 24,115,601
General Obligations - Schools – 14.3%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$ 3,210,241
Centinela Valley, CA, Union High School District, General Obligation (2022 Crossover), “B”, AGM, 3%, 8/01/2044	2,485,000	2,177,630
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	356,572
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	1,999,032
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,750,693
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,401,108
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	485,246
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	275,045
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	870,000	626,087
Madera, CA, Unified School District (Election of 2006), Capital Appreciation, NATL, 0%, 8/01/2028	1,230,000	915,243
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,684,787
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	977,545
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,593,566
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	294,680
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,067,472
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	2,973,900
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	$4,145,000	$ 3,503,271
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,414,419
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	964,958
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	959,480
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	416,196
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,943,483
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	586,170
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,631,812
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,283,015
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	680,886
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 0%, 0% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,372,460
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	613,684
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,208,900
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,344,878
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,097,599
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	3,095,000	2,731,895
Sweetwater, CA, Union High School, “C”, 4%, 8/01/2043	2,000,000	2,044,720
		$ 54,586,673
Healthcare Revenue - Hospitals – 17.8%
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029 (Prerefunded 7/01/2019)	$1,500,000	$ 1,532,970
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,810,380
California Health Facilities Financing Authority Rev. (Children's Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,076,620
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,124,940
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	851,505
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,026,530
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	1,380,000	1,171,441
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,192,248
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,124,000
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,512,310
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,412,305
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	938,383
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	464,504
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,184,980
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,087,180
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	225,154
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	180,761
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	92,742
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	441,016
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	339,529
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,604,055
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,715,388
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,648,035
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,516,800
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,376,737
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,002,960
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,017,440
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,108,300
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,208,560
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	2,000,000	2,558,940
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,760,302
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	$1,000,000	$ 1,046,140
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	734,162
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	524,492
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	492,371
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,102,908
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,840,311
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	425,342
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,768,280
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036 (Prerefunded 3/15/2020)	3,000,000	3,132,540
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,255,180
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,879,709
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,093,790
Upland, CA, COP (San Antonio Regional Hospital), 4%, 1/01/2042	1,000,000	982,270
Upland, CA, COP (San Antonio Regional Hospital), 5%, 1/01/2047	1,000,000	1,099,490
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,016,080
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,087,180
		$ 67,787,260
Healthcare Revenue - Long Term Care – 4.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$ 914,651
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,347,508
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	799,799
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,127,910
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,282,080
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	446,419
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	439,555
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	441,877
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	991,593
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,459,865
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,544,325
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,879,123
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	744,768
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,026,409
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	796,800
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,157,580
		$ 18,400,262
Miscellaneous Revenue - Other – 1.7%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 927,791
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	924,985
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,470,022
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2037	1,465,000	1,682,919
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2038	1,250,000	1,431,562
		$ 6,437,279
Port Revenue – 0.5%
Alameda, CA, Corridor Transportation Authority, Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 1,923,323
Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	$1,060,000	$ 141,054
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	520,000	164,003
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	420,000	125,563
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,665,000	471,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	610,000	163,870
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	260,000	66,209
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	43,445
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$3,715,000	$ 850,104
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	930,560
		$ 2,956,669
Secondary Schools – 3.3%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$ 766,350
California Municipal Finance Authority Charter School Lease Rev. (The Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038	970,000	1,004,105
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	788,828
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	833,036
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	437,555
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	435,841
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2041	500,000	526,585
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,000,000	1,011,060
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,355,668
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	934,667
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	924,393
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	566,692
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	550,556
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	497,514
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	799,869
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,359,738
		$ 12,792,457
State & Local Agencies – 4.1%
Banning, CA, COP, Water Systems Improvement Project, ETM, 8%, 1/01/2019	$110,000	$ 110,000
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,339,632
California Public Works Board Lease Rev., Department of Education (Riverside Campus Project), “B”, 6%, 4/01/2026	2,000,000	2,022,160
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,517,535
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,070,000	1,072,975
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,124,968
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,140,370
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	899,888
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,162,493
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	579,910
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,155,010
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	633,369
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,060,080
		$ 15,818,390
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$ 459,471
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	150,040
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	537,532
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	333,979
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	332,672
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	178,951
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	519,165
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	545,000	545,289
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	1,815,731
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	718,133
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,930,000	2,111,845
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,145,000	1,257,244
		$ 8,960,052
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 6.2%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$ 2,318,280
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,057,370
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,045,130
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	996,774
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,090,390
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	340,000	376,587
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	340,000	384,846
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	928,536
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	736,632
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,522,422
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,056,320
Rancho Cucamonga, CA, Redevelopment Agency (Successor Agency To The Rancho Redevelopment Project Area) Tax Allocation, AGM, 5%, 9/01/2032	2,625,000	2,957,509
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,016,593
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,247,851
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,544,026
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,028,040
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,028,700
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	824,070
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,221,330
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,143,880
		$ 23,525,286
Tobacco – 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$ 1,047,082
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,192,024
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,200,060
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	2,165,000	2,081,431
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,971,738
		$ 8,492,335
Toll Roads – 1.6%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$ 3,201,472
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	906,736
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,829,621
		$ 5,937,829
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$460,000	$ 484,334
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	102,611
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	161,841
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	425,363
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,178,429
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,345,908
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,510,000	1,627,825
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,475,000	2,665,674
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	738,196
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	245,000	253,127
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	170,000	175,039
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	65,000	63,728
		$ 11,277,115
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 8.5%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$1,800,000	$ 2,061,756
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,005,540
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	484,326
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,436,648
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	726,541
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,161,520
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	1,899,387
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,130,010
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,126,540
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	560,850
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	961,592
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	900,000	1,007,604
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,153,240
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,298,763
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,734,374
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	712,237
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,352,035
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,114,500
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,593,000
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,595,610
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,676,565
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,329,680
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,321,977
		$ 32,444,295
Universities - Dormitories – 1.5%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$ 241,684
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I, LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,900,928
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,393,380
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,111,710
		$ 5,647,702
Utilities - Cogeneration – 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$345,000	$ 348,950
Utilities - Investor Owned – 0.5%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$ 2,109,720
Utilities - Municipal Owned – 3.2%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$ 250,047
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	281,952
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,320,459
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,376,020
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,323,311
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	225,000	231,669
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	825,000	852,365
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	590,099
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,717,014
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,270,559
		$ 12,213,495
Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,434,442
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,435,177
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,923,491
		$ 6,793,110
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 5.2%
Fillmore, CA, Wastewater Refunding Bonds, AGM, 5%, 5/01/2047	$3,000,000	$ 3,345,450
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	553,917
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,682,214
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,870,571
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	466,526
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	354,533
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,269,080
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,380,520
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,875,576
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,956,156
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	942,216
		$ 19,696,759
Total Municipal Bonds		$373,995,462
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.4% (v)	3,407,738	$ 3,407,397

Other Assets, Less Liabilities – 1.1%		4,051,615
Net Assets – 100.0%		$381,454,474
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,407,397 and $373,995,462, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	30	$4,380,000	March – 2019	$(76,048)
At December 31, 2018, the fund had cash collateral of $76,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$373,995,462	$—	$373,995,462
Mutual Funds	3,407,397	—	—	3,407,397
Total	$3,407,397	$373,995,462	$—	$377,402,859
Other Financial Instruments
Futures Contracts - Liabilities	$(76,048)	$—	$—	$(76,048)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,958,965	64,202,402	(62,753,629)	3,407,738
8

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$222	$41	$—	$106,163	$3,407,397

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
California	90.0%
Puerto Rico	6.3%
Guam	1.0%
Illinois	0.7%
Ohio	0.6%
Pennsylvania	0.6%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
December 31, 2018
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 2.6%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$ 1,114,210
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	80,131
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	57,944
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	397,322
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	290,662
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,159
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,046
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,462
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	43,826
		$ 2,083,762
General Obligations - General Purpose – 4.5%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$ 1,145,110
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	169,571
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	123,810
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	284,729
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	173,796
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	51,185
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	192,983
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	26,123
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	528,100
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,383
State of California, 6%, 11/01/2039	420,000	433,532
State of Illinois, 5%, 11/01/2027	175,000	187,899
State of Illinois, “D”, 5%, 11/01/2028	170,000	181,487
		$ 3,635,708
General Obligations - Schools – 3.9%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$ 540,705
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	582,395
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,152,310
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	534,490
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	330,422
		$ 3,140,322
Healthcare Revenue - Hospitals – 18.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$295,000	$ 283,634
Augusta, GA, Development Authority Rev. (Au Health System, Inc. Project), 5%, 7/01/2036	500,000	547,330
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	260,000	267,228
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	538,475
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,089,820
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AAC, 6.25%, 4/01/2034 (Prerefunded 4/01/2020)	500,000	526,670
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	541,515
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	500,000	533,515
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children's Healthcare), 5.25%, 11/15/2039	750,000	769,117
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	369,393
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,118,720
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	810,937
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	567,750
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	710,990
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	398,075
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	118,298
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	$500,000	$ 557,385
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	1,000,000	1,098,480
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	206,218
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	43,982
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	61,952
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	212,428
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	143,604
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	470,966
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	37,163
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	10,570
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	134,025
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	185,670
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	60,023
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	370,563
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	570,000	570,410
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	528,860
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	531,100
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	387,179
		$ 14,802,045
Healthcare Revenue - Long Term Care – 2.5%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 519,620
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	547,565
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), ”A-2“, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	208,062
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	211,480
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	471,315
		$ 1,958,042
Healthcare Revenue - Other – 2.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 581,235
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	522,730
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,073,790
		$ 2,177,755
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$ 399,874
Industrial Revenue - Paper – 0.2%
Rockdale County, GA, Development Authority Project Rev. (Pratt Paper), 4%, 1/01/2038	$150,000	$ 144,011
Miscellaneous Revenue - Other – 2.6%
Florida Citizens Property Insurance Corp., ”A-1“, 5%, 6/01/2020	$285,000	$ 296,956
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	553,380
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	573,435
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	79,258
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	110,000	115,964
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	329,787
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	92,537
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$60,000	$ 68,482
		$ 2,109,799
Multi-Family Housing Revenue – 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040 (Prerefunded 5/20/2020)	$500,000	$ 519,360
Sales & Excise Tax Revenue – 4.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$ 535,243
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	269,118
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	176,671
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,109,750
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”C“, 4%, 7/01/2036	750,000	788,617
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, AGM, 5%, 8/01/2040	35,000	35,420
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 8/01/2054	210,000	27,945
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2040	110,000	34,693
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2041	90,000	26,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	345,000	97,773
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2043	130,000	34,923
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2044	295,000	75,122
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	35,000	8,448
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	735,000	168,190
		$ 3,388,819
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	$75,000	$ 77,784
Single Family Housing - State – 1.2%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	$480,000	$ 491,285
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	500,000	503,900
		$ 995,185
State & Local Agencies – 2.9%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$ 414,189
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038 (Prerefunded 5/01/2019)	1,000,000	1,012,300
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	310,000	348,821
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,312
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	557,475
		$ 2,344,097
Tax - Other – 2.3%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$ 565,935
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	75,000	77,439
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	25,869
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	100,000	106,442
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	65,000	68,916
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	68,647
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	36,843
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	103,833
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	95,050
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	134,987
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	158,662
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	220,000	241,567
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	135,000	141,311
		$ 1,825,501
Tax Assessment – 0.6%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$ 463,878
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$235,000	$ 257,421
Toll Roads – 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$ 102,781
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	201,343
		$ 304,124
Transportation - Special Tax – 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$80,000	$ 75,994
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	302,519
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	15,000	16,202
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	30,000	32,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	71,748
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2019	155,000	157,032
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	40,000	41,415
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	700,000	740,243
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	173,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	325,000	350,360
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	120,000	132,294
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	70,000	75,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	135,000	144,430
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	160,000	165,307
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	139,002
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	134,553
		$ 2,762,260
Universities - Colleges – 18.6%
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII, LLC Project), ”A“, 3.5%, 6/01/2035	$500,000	$ 503,585
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035 (Prerefunded 6/17/2019)	500,000	507,945
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation II LLC), ASSD GTY, 5.25%, 6/01/2034 (Prerefunded 6/01/2019)	500,000	507,170
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI, LLC Project), 5%, 6/01/2038	600,000	679,332
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII, LLC Project), 5%, 7/01/2038	815,000	917,242
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,121,890
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	573,575
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	779,175
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,130,570
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	508,480
DeKalb County/Newton County/Gwinnet County, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	510,315
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,285
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	572,335
Fulton County, GA, Development Authority Tech Facilities Rev., 5%, 3/01/2034	300,000	346,179
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,125,830
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), ”A“, 5%, 11/01/2047	250,000	258,825
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	310,000	265,841
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	68,498
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	192,491
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	313,859
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”A“, 5%, 10/01/2046	1,000,000	1,129,880
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	369,218
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	375,879
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	$80,000	$ 80,054
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	23,688
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	41,963
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	56,372
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	370,815
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	523,925
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	559,765
		$ 14,915,981
Universities - Dormitories – 0.5%
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	$400,000	$ 433,792
Utilities - Municipal Owned – 6.2%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$ 1,379,914
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	514,015
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	511,880
Georgia Municipal Electric Authority Power Rev., ”A“, NATL, 6.5%, 1/01/2020	190,000	194,169
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	548,720
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	548,720
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	169,917
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	276,115
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,358
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,066
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	101,413
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	490,000	504,690
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	70,000	72,689
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,166
		$ 4,946,832
Utilities - Other – 2.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 985,057
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”B“, 5%, 3/15/2019	250,000	251,530
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	225,000	229,023
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	260,942
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	43,082
		$ 1,769,634
Water & Sewer Utility Revenue – 15.6%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$ 869,963
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,154,060
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,149,880
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	521,920
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	524,800
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	415,284
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	837,720
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	401,429
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	171,399
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,080,760
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,195,010
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	529,990
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	32,066
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	60,000	63,305
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	131,536
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	$45,000	$ 48,324
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	47,472
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,214,670
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,469
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,696
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,017
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	21,959
Oconee County, GA, Water and Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	650,172
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	1,000,000	829,480
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	559,270
		$ 12,499,651
Total Municipal Bonds		$77,955,637
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.4% (v)	1,660,018	$ 1,659,852

Other Assets, Less Liabilities – 0.7%		522,003
Net Assets – 100.0%		$80,137,492
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,659,852 and $77,955,637, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	5	$730,000	March – 2019	$(12,675)
At December 31, 2018, the fund had cash collateral of $12,750 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$77,955,637	$—	$77,955,637
Mutual Funds	1,659,852	—	—	1,659,852
Total	$1,659,852	$77,955,637	$—	$79,615,489
Other Financial Instruments
Futures Contracts - Liabilities	$(12,675)	$—	$—	$(12,675)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,961	15,398,889	(14,409,832)	1,660,018
7

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$144	$(96)	$—	$14,401	$1,659,852

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Georgia	75.8%
Puerto Rico	7.0%
Guam	2.3%
California	1.7%
Illinois	1.7%
New York	1.6%
Pennsylvania	1.2%
Florida	1.0%
South Carolina	0.7%
Massachusetts	0.6%
Tennessee	0.6%
North Carolina	0.5%
Texas	0.5%
Wisconsin	0.5%
Kentucky	0.4%
Maryland	0.4%
New Hampshire	0.4%
Virginia	0.4%
Colorado	0.3%
Michigan	0.3%
New Jersey	0.3%
Indiana	0.2%
U.S. Virgin Islands	0.2%
Louisiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
December 31, 2018
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$ 781,125
General Obligations - General Purpose – 13.2%
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	$1,250,000	$ 1,488,625
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,168,840
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	65,000	66,541
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	73,020
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	83,594
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,545,060
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026 (Prerefunded 11/01/2024)	1,000,000	1,162,430
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030 (Prerefunded 9/15/2021)	1,500,000	1,624,260
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	115,000	115,128
State of California, 6%, 11/01/2039	720,000	743,198
State of Illinois, 5%, 11/01/2027	190,000	204,005
State of Illinois, “D”, 5%, 11/01/2028	195,000	208,176
State of Maryland, 4%, 8/01/2033	1,000,000	1,085,300
Wicomico County, MD, Public Improvement, 5%, 11/01/2025	580,000	685,241
		$ 11,253,418
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 22,643
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,552
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,845
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	5,000	5,596
		$ 67,636
Healthcare Revenue - Hospitals – 22.3%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$280,000	$ 287,784
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	590,000	622,692
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	355,726
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	392,992
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	611,645
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040 (Prerefunded 7/01/2019)	1,000,000	1,015,580
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,024,110
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,071,720
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	823,957
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	268,933
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	855,960
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	452,764
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,210,820
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	547,319
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	822,967
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	667,236
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	562,380
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,120,820
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,136,140
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,264,137
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,094,100
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 7.528%, 8/26/2022 (p)	550,000	637,637
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,082,050
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	494,861
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	$635,000	$ 635,457
		$ 19,059,787
Healthcare Revenue - Long Term Care – 3.3%
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	$500,000	$ 505,685
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	544,935
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	812,782
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	360,811
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	49,017
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	92,777
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	10,000	10,494
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	416,196
		$ 2,792,697
Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$30,000	$ 30,087
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	566,435
		$ 596,522
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$ 527,107
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 114,726
Miscellaneous Revenue - Other – 3.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$ 803,273
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	105,000	110,961
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	168,675
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	531,950
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	841,462
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	478,724
		$ 2,935,045
Multi-Family Housing Revenue – 3.4%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$ 530,840
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	833,640
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	502,255
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,029,640
		$ 2,896,375
Parking – 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$ 1,388,518
Port Revenue – 1.6%
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	$650,000	$ 741,006
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5.75%, 6/01/2035 (Prerefunded 6/01/2020)	550,000	580,206
		$ 1,321,212
Sales & Excise Tax Revenue – 2.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$ 675,812
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	442,491
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	270,202
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,106
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	275,000	36,594
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	$135,000	$ 42,578
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	110,000	32,886
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	119,028
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	155,000	41,639
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	340,000	86,581
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	10,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	221,965
		$ 1,985,743
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$ 274,349
Single Family Housing - State – 0.6%
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., ”A“, FHA, 3.85%, 1/01/2042	$495,000	$ 494,248
State & Local Agencies – 8.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 465,151
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	598,773
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	374,988
Howard County, MD, COP, ”A“, 8%, 8/15/2019	805,000	835,550
Howard County, MD, COP, ”B“, 8%, 8/15/2019	385,000	399,611
Howard County, MD, COP, ”B“, 8.15%, 2/15/2021	450,000	507,865
Howard County, MD, COP, ”C“, 8%, 8/15/2019	680,000	705,806
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	557,315
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	570,765
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	335,000	376,952
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	385,000	431,777
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,152,330
		$ 6,976,883
Tax - Other – 1.9%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$ 335,569
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	46,564
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	110,000	110,058
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	635,000	697,249
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	210,000	219,818
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	200,000	204,406
		$ 1,613,664
Tax Assessment – 4.3%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$ 522,480
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	226,000	226,093
Frederick County, MD, Special Obligation (Urbana Community Development Authority), ”A“, 5%, 7/01/2040	1,500,000	1,551,990
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	233,100
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	300,000	297,150
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	449,000	450,536
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	400,000	404,168
		$ 3,685,517
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$215,000	$ 235,513
Transportation - Special Tax – 7.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	$1,365,000	$ 1,472,753
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	50,000	51,769
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	870,000	920,016
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	173,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	355,000	391,299
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	355,000	382,701
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	$150,000	$ 165,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	200,000	206,634
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	165,000	169,891
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	504,134
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	502,014
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”A“, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	485,000	493,167
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,290,662
		$ 6,723,801
Universities - Colleges – 8.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 538,275
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	547,010
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037	1,500,000	1,638,930
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	565,340
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	497,425
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,033,530
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	162,474
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	475,820
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	28,425
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	125,888
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	87,121
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,111,500
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	110,000	115,740
		$ 6,927,478
Universities - Dormitories – 3.3%
Maryland Economic Development Corp., Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	$500,000	$ 543,590
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	500,000	536,325
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	848,460
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	524,725
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	312,675
		$ 2,765,775
Utilities - Investor Owned – 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$ 747,518
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Rev., ”V“, AGM, 5.25%, 7/01/2027	$560,000	$ 605,237
Utilities - Other – 1.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$55,000	$ 62,667
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	110,000	124,717
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	400,000	407,152
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	195,000	208,352
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	100,000	109,084
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	154,756
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	235,000	246,574
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	59,238
		$ 1,372,540
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 6.4%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042	$1,320,000	$ 1,457,715
Baltimore, MD, Rev., LEVRRS, NATL, 7.485%, 7/01/2020 (p)	1,050,000	1,128,918
Baltimore, MD, Wastewater Rev. Project, ”A“, NATL, 5.65%, 7/01/2020	500,000	518,790
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,378
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	110,490
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	220,143
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	216,263
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	25,000	27,449
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	30,000	32,544
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	16,525
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	38,429
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	58,884
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,164,544
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	550,000	456,214
		$ 5,468,286
Total Municipal Bonds		$83,610,720
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.4% (v)	158,224	$ 158,208

Other Assets, Less Liabilities – 1.8%		1,565,234
Net Assets – 100.0%		$85,334,162
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $158,208 and $83,610,720, respectively.
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
COP	Certificate of Participation
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LEVRRS	Leveraged Reverse Rate Security
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,610,720	$—	$83,610,720
Mutual Funds	158,208	—	—	158,208
Total	$158,208	$83,610,720	$—	$83,768,928
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,280,061	14,892,825	(17,014,662)	158,224
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(44)	$(50)	$—	$14,479	$158,208

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Maryland	71.8%
Puerto Rico	7.6%
Washington DC	4.2%
Illinois	2.0%
New York	1.7%
Guam	1.6%
Tennessee	1.3%
California	1.2%
Kentucky	1.2%
Colorado	1.1%
Pennsylvania	0.8%
South Carolina	0.8%
Florida	0.7%
New Hampshire	0.6%
Texas	0.6%
Georgia	0.5%
Indiana	0.5%
U.S. Virgin Islands	0.5%
Washington	0.4%
Nebraska	0.2%
Michigan	0.1%
Mississippi	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
December 31, 2018
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 1.9%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	$3,000,000	$ 3,332,850
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,658,295
		$ 4,991,145
General Obligations - General Purpose – 9.2%
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	$1,000,000	$ 1,144,310
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,775,465
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,034,520
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,644,876
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	3,000,000	3,494,400
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,414,780
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,965,000	1,658,774
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,156,660
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	657,728
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	631,986
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	714,558
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	78,370
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	538,963
State of California, 6%, 11/01/2039	1,555,000	1,605,102
Stoughton, MA, General Obligation Municipal Purpose Loan, 3%, 10/15/2033	1,395,000	1,314,229
		$ 23,864,721
General Obligations - Schools – 0.5%
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$ 1,342,170
Healthcare Revenue - Hospitals – 16.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$950,000	$ 913,396
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	1,315,000	1,387,864
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	229,682
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	328,823
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	791,294
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	553,140
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,151,880
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2037	1,000,000	1,093,990
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,112,590
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,106,660
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,127,830
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,220,620
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,067,700
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,072,310
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,544,905
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,657,605
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,649,265
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,486,323
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	661,290
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	440,196
Massachusetts Development Finance Agency Rev. (Umass Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,084,910
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,001,126
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,190,100
Massachusetts Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	1,690,000	1,876,137
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.25%, 12/01/2039 (Prerefunded 12/01/2019)	1,500,000	1,545,705
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.5%, 12/01/2039 (Prerefunded 12/01/2019)	1,000,000	1,032,720
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	$2,000,000	$ 2,015,180
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034 (Prerefunded 7/01/2019)	1,375,000	1,396,972
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,031,960
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,015,380
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	329,158
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	126,839
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	675,633
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	31,108
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	168,960
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	404,887
		$ 43,524,138
Healthcare Revenue - Long Term Care – 2.1%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,102,950
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	500,615
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	539,291
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	16,726
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	550,725
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2037	1,250,000	1,294,687
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,200,460
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,744
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	135,174
		$ 5,361,372
Miscellaneous Revenue - Other – 6.7%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$ 2,150,600
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,151,390
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,147,000
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,137,410
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,664,430
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,779,866
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,005,460
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,177,330
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,182,852
		$ 17,396,338
Multi-Family Housing Revenue – 4.3%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,040,000	$ 1,041,560
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,180,000	2,193,647
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,040,990
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,690,080
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	980,610
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	974,780
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	395,000	397,781
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,493,058
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,246,870
		$ 11,059,376
Parking – 1.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$ 3,198,300
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 4.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$ 1,789,551
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,001,962
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,837,929
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,328,743
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,542,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,211
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	755,000	100,468
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	880,000	249,392
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	31,377
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	601,823
		$ 10,494,156
Secondary Schools – 2.9%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$ 688,461
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	558,140
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,131,167
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,294
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”A“, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	790,000	836,681
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,053,010
Massachusetts Development Finance Agency Rev. (Milton Academy), ”A“, 5%, 9/01/2028	1,000,000	1,049,250
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,122,580
		$ 7,609,583
State & Local Agencies – 6.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,272,776
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	84,981
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	67,778
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	33,734
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,260,574
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,015,000	1,142,108
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	7,739,186
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	275,000	305,291
Massachusetts College Building Authority Rev., ”A“, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,700,950
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2029	2,000,000	2,179,360
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2032	760,000	842,065
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	50,904
		$ 16,679,707
Student Loan Revenue – 3.6%
Massachusetts Educational Financing Authority, ”J“, 5.625%, 7/01/2029	$775,000	$ 823,352
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	735,000	754,963
Massachusetts Educational Financing Authority, Education Loan Rev., ”I“, 6%, 1/01/2028	365,000	374,275
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	3,000,000	3,105,600
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.15%, 1/01/2026	445,000	453,646
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.2%, 1/01/2027	205,000	208,940
Massachusetts Educational Financing Authority, Education Loan Rev., ”Issue E“, ”C“, 4.125%, 7/01/2046	2,000,000	2,005,460
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	790,000	783,783
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	810,000	839,937
		$ 9,349,956
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$ 268,455
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	87,955
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	365,000	388,513
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	230,000	243,858
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	225,000	237,623
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	126,318
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	384,182
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	$1,585,000	$ 1,796,296
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	305,000	305,162
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	995,000	1,088,749
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	815,000	894,894
		$ 5,822,005
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$ 1,462,372
Toll Roads – 1.0%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., ”B“, 5%, 1/01/2032	$2,600,000	$ 2,672,774
Transportation - Special Tax – 6.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,248,516
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,400,110
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	320,000	336,928
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	295,000	280,229
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	275,000	281,361
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	610,000	652,657
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	286,992
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	2,415,000	2,553,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,826,782
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	465,000	474,282
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	573,170
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,040,000	1,121,151
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	300,000	308,892
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	45,000	44,119
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	470,933
		$ 15,859,960
Universities - Colleges – 20.1%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$ 2,070,002
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,673,355
Massachusetts Development Finance Agency Rev. (Boston University), ”V-1“, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,216,917
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	962,955
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	500,000	539,810
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	268,730
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,179,620
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2035	1,875,000	2,032,481
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,115,560
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,274,817
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,174,690
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,582,347
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,240,520
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	150,000	165,599
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2036	850,000	934,464
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2039	2,875,000	2,758,275
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,031,570
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,158,200
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,213,630
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	570,000	635,590
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,554,532
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,168
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,370
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,170,919
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), ”A“, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,017,450
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	$1,000,000	$ 1,239,000
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,500,000	1,563,045
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027 (Prerefunded 7/01/2019)	250,000	253,780
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2028 (Prerefunded 7/01/2019)	640,000	650,067
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2029 (Prerefunded 7/01/2019)	300,000	304,794
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	1,285,000	1,313,733
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	715,000	729,200
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,075,000	921,866
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	310,877
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,208
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	104,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	345,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	66,563
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	35,000	30,581
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	501,349
University of Massachusetts Building Authority Project Rev., ”1“, 5%, 11/01/2039	3,000,000	3,264,030
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,809,800
		$ 51,895,714
Universities - Dormitories – 1.4%
Massachusetts Development Finance Agency Rev. (UMass Dartmouth Student Housing), 5%, 10/01/2043	$1,500,000	$ 1,591,365
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	1,000,000	1,051,010
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,045,610
		$ 3,687,985
Utilities - Municipal Owned – 0.8%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$ 626,568
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	200,000	217,432
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	254,841
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	160,000	164,743
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	220,000	229,174
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	530,000	547,580
		$ 2,040,338
Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	$805,000	$ 819,394
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	405,000	432,730
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	210,000	229,076
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	480,000	503,640
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	172,328
		$ 2,157,168
Water & Sewer Utility Revenue – 4.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$90,000	$ 92,698
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	225,000	227,599
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	321,799
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2030	620,000	784,759
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,576,883
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,585,940
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,181
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	$2,910,000	$ 3,008,009
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	595,000	748,772
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,068,381
		$ 11,490,021
Total Municipal Bonds		$251,959,299
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.4% (v)	1,981,214	$ 1,981,016

Other Assets, Less Liabilities – 1.9%		4,883,158
Net Assets – 100.0%		$258,823,473
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,981,016 and $251,959,299, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	20	$2,920,000	March – 2019	$(50,699)
At December 31, 2018, the fund had cash collateral of $51,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$251,959,299	$—	$251,959,299
Mutual Funds	1,981,016	—	—	1,981,016
Total	$1,981,016	$251,959,299	$—	$253,940,315
Other Financial Instruments
Futures Contracts - Liabilities	$(50,699)	$—	$—	$(50,699)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	932,882	43,580,315	(42,531,983)	1,981,214
7

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$25	$(94)	$—	$60,095	$1,981,016

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Massachusetts	81.0%
Puerto Rico	6.3%
Illinois	2.1%
Guam	1.5%
Pennsylvania	1.3%
California	1.1%
Colorado	0.9%
Florida	0.8%
Tennessee	0.8%
Kentucky	0.5%
New York	0.5%
Texas	0.5%
Maryland	0.4%
New Hampshire	0.3%
Louisiana	0.2%
New Jersey	0.2%
Washington	0.2%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
December 31, 2018
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 122,867
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	79,014
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	49,738
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	256,588
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	38,447
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	65,739
		$ 612,393
General Obligations - General Purpose – 16.3%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$ 687,444
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	36,510
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	41,797
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	642,270
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,195,760
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	571,195
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	503,310
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,146,120
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,141,450
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,109,200
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,519
State of California, 6%, 11/01/2039	700,000	722,554
State of Illinois, 5%, 11/01/2027	200,000	214,742
State of Illinois, “D”, 5%, 11/01/2028	195,000	208,176
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,168,700
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,143,820
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,157,430
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,091,560
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,084,170
		$ 14,024,727
General Obligations - Schools – 6.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 22,644
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,552
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,845
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,192
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,239,430
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,136,670
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	557,420
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	556,900
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,144,270
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	569,007
		$ 5,276,930
Healthcare Revenue - Hospitals – 11.9%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$500,000	$ 556,030
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	335,104
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	403,613
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	535,000	541,864
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	63,708
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	20,000	21,140
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	525,530
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,079,990
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,100,000	2,186,793
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,280
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	$1,000,000	$ 1,025,150
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	221,656
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	567,325
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	655,000	655,472
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	140,357
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	76,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	189,631
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	643,622
		$ 10,236,065
Industrial Revenue - Paper – 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 836,452
Miscellaneous Revenue - Other – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 127,238
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	97,016
		$ 224,254
Multi-Family Housing Revenue – 1.2%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$ 1,030,400
Sales & Excise Tax Revenue – 4.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$ 692,032
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	457,749
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	306,576
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	632,592
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	944,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	295,000	39,255
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	325,000	92,105
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	12,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	235,695
		$ 3,412,157
Single Family Housing - State – 1.7%
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	$730,000	$ 742,060
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	750,000	759,067
		$ 1,501,127
State & Local Agencies – 13.6%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$ 28,327
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	28,241
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	11,245
Forest County, MS, Development Bank Special Obligation (Public Improvement Project), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	754,027
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	1,000,000	1,018,590
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	340,000	382,578
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	274,936
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2027	640,000	641,664
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,053,420
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	368,063
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	382,892
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	402,834
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	$500,000	$ 545,445
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	544,260
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	868,819
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	537,205
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	770,736
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	531,250
Mississippi Development Bank Special Obligation (Singing River Health System), ASSD GTY, 5.375%, 7/01/2036	500,000	541,750
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031 (Prerefunded 1/01/2020)	1,200,000	1,235,220
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	390,000	437,385
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	283,982
		$ 11,642,869
Tax - Other – 4.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$ 497,797
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	125,000	129,065
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	41,390
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	870,000	942,950
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	510,270
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,195,000	445,544
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	315,000	345,880
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	843,375
		$ 3,756,271
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$420,000	$ 460,072
Toll Roads – 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$160,000	$ 173,104
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	328,507
		$ 501,611
Transportation - Special Tax – 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$ 1,224,597
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	962,316
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	185,000	194,786
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	260,090
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	611,749
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	30,000	29,423
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	35,000	32,514
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	185,010
		$ 3,510,492
Universities - Colleges – 20.3%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$ 1,022,260
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	941,234
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034 (Prerefunded 3/01/2020)	1,500,000	1,555,410
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,139,880
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	750,000	824,228
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	615,780
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	403,648
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,142,890
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,710,516
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	590,000	761,218
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	$10,000	$ 9,979
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	480,000	545,957
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,134,480
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,009,230
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,388,437
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	732,239
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	490,000	501,373
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	1,992,615
		$ 17,431,374
Universities - Dormitories – 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$ 1,012,090
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$ 388,419
Utilities - Municipal Owned – 2.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 346,954
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	81,537
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	92,176
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	157,190
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027 (Prerefunded 7/01/2019)	155,000	157,288
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028 (Prerefunded 7/01/2019)	100,000	101,500
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029 (Prerefunded 7/01/2019)	485,000	492,513
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	556,495
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,721
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	77,968
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,000
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,013
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	56,630
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	109,034
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	200,000	206,634
		$ 2,520,653
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$ 197,667
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	103,630
		$ 301,297
Water & Sewer Utility Revenue – 7.2%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 32,066
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	285,000	300,698
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	152,582
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,216
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	31,648
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,197,980
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	27,449
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	32,544
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,525
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$35,000	$ 38,429
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	883,267
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,306,486
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,099,490
		$ 6,151,380
Total Municipal Bonds		$84,831,033
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.4% (v)	98,129	$ 98,119

Other Assets, Less Liabilities – 1.1%		959,713
Net Assets – 100.0%		$85,888,865
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $98,119 and $84,831,033, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,831,033	$—	$84,831,033
Mutual Funds	98,119	—	—	98,119
Total	$98,119	$84,831,033	$—	$84,929,152
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	179,653	12,701,863	(12,783,387)	98,129
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(46)	$(17)	$—	$9,115	$98,119

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Mississippi	73.9%
Puerto Rico	6.8%
Massachusetts	3.1%
Guam	2.7%
Illinois	2.2%
New York	1.6%
California	1.5%
Michigan	1.1%
South Carolina	1.1%
New Hampshire	0.9%
Wisconsin	0.8%
Alabama	0.6%
Virginia	0.6%
Texas	0.5%
Colorado	0.5%
Kentucky	0.5%
Maryland	0.4%
Tennessee	0.4%
Washington	0.3%
Florida	0.3%
New Jersey	0.2%
Pennsylvania	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
December 31, 2018
MFS®  Municipal
Income Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.0%
Alabama - 1.3%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$ 996,765
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	6,858,620
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.474% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	19,646,415
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,563,312
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	870,612
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	892,847
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,028,433
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,030,571
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,827,892
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	329,065
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	497,470
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,646,513
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,717,546
		$ 44,906,061
Arizona - 1.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$ 409,202
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,078,219
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,340,148
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,019,620
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	761,130
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	96,246
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	159,758
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	417,626
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,104,760
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,560,207
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,030,203
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	167,165
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	164,751
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	95,000	93,352
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	719,206
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	488,599
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,360,270
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,731,734
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	477,285
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	142,170
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	570,313
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	340,000
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	729,519
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	578,480
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	921,993
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	853,961
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	930,596
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	614,929
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	167,018
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	416,265
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	165,240
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	541,230
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	646,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	$690,000	$ 680,802
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	635,000	634,022
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	540,337
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,166,480
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	4,573,000
		$ 41,392,321
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,665,000	$ 1,857,757
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	473,663
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	215,000	219,164
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	442,256
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	42,744
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	1,508,890
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,638,226
		$ 6,182,700
California - 9.2%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$ 1,112,843
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,689,749
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	4,969,067
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,653,277
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	10,164,638
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	450,000	503,159
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	475,000	531,791
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,631,110
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,772,703
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,416,150
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	827,710
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,596,859
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,711,560
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,912,663
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,089,050
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,645,236
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,249,464
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	251,302
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	904,179
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 2.08%, 11/01/2042 (Put Date 1/15/2019)	4,545,000	4,542,409
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	284,318
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	550,163
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	544,145
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	2,950,000	3,041,951
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,103,141
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,406,157
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	589,333
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	616,461
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	549,889
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,410,497
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	$1,000,000	$ 1,155,660
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,695,690
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,081,028
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,420,000	1,422,229
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,934,677
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	534,208
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,028,334
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	855,000	875,888
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	90,000	96,713
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	209,023
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	690,202
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,605,729
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	4,802,400
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,035,679
California Statewide Communities Development Authority Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	803,984
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,863,110
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,148,118
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,686,557
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,698,766
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	12,779,629
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,362,370
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,675,000	2,634,928
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	865,000	831,611
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	875,415
Hartnell, CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,222,304
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,841,311
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	640,000	662,061
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	524,602
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	527,486
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	895,399
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,118,121
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	535,922
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	945,772
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,174,519
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,049,182
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,048,848
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,570,896
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,241,563
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,655,155
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	837,359
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	3,766,625
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	403,442
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,189,520
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,201,140
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,841,419
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,532,073
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,869,108
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	3,039,529
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	350,000	309,617
Oceanside, CA, Unified School District, Capital Appreciation, Unrefunded Balance, ASSD GTY, 0%, 8/01/2024	2,550,000	2,240,915
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,848,034
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,301,472
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,622,664
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,875,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	$4,655,000	$ 5,356,508
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,169,800
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,680,760
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	904,096
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,628,047
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,693,562
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	555,525
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,659,825
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,491,880
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	373,578
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,034,647
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,249,146
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,225,656
State of California, 5%, 4/01/2024	4,365,000	4,795,913
State of California, 5.25%, 10/01/2028	2,965,000	3,217,677
State of California, 5%, 8/01/2029	5,000,000	5,880,600
State of California, 6.5%, 4/01/2033 (Prerefunded 4/01/2019)	2,175,000	2,201,687
State of California, 5%, 9/01/2034	9,000,000	10,383,210
State of California, 6%, 11/01/2039	3,000,000	3,096,660
State of California, Unrefunded Balance, 6.5%, 4/01/2033	1,825,000	1,845,878
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,264,012
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	1,000,388
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,492,280
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,005,000	767,995
		$ 308,983,389
Colorado - 3.8%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	$2,535,000	$ 2,916,594
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	5,737,400
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,817,795
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	213,188
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	783,453
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	637,119
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	579,210
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	533,943
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	533,066
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	750,834
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,488,418
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,427,994
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,892,929
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,097,081
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,021,876
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	340,597
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	400,047
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	418,206
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,000,300
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,304,558
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	4,992,187
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	360,000	373,691
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	2,420,000	2,499,303
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,000,377
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	3,045,000	3,199,838
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	6,210,000	6,763,000
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,245,571
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,049,600
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,165,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	$10,000,000	$ 11,355,800
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,490,830
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,677,660
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,093,375
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,891,600
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,204,071
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,043,455
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,723,339
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,287,331
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,668,994
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,877,244
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	1,980,746
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	1,979,824
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,619,050
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,821,509
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	5,748,758
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,497,390
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,534,052
		$ 129,678,973
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$ 3,232,280
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,385,072
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,480,000	1,515,505
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	2,495,000	2,554,655
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,610,000	1,651,570
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2028	4,290,000	4,981,848
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	2,375,000	2,743,529
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2030	2,355,000	2,709,687
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,015,000	2,315,436
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,980,000	6,068,145
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,891,515
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,884,899
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,903,484
		$ 46,837,625
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$ 253,095
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	475,000	502,517
		$ 755,612
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$ 2,545,449
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	670,452
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,411,750
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	560,000	655,301
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,696,761
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	185,000	179,700
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	240,000	226,603
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	140,816
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,276,602
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,094,892
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040	11,570,000	12,171,177
		$ 29,069,503
Florida - 2.5%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$ 21,679
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,097,867
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	510,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	$1,405,000	$ 1,484,368
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	100,000	99,252
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	98,358
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	608,031
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,045,000	3,132,148
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,209,424
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	91,659
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	835,000	812,597
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	1,265,000	1,224,571
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	159,421
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,491,453
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,561,006
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023 (Prerefunded 6/01/2019)	250,000	255,865
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,514,288
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,282,156
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	307,599
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	785,000	788,815
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	559,273
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	694,470
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,269,077
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Series 1), 4%, 7/01/2049 (u)	5,110,000	5,390,846
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	1,915,000	1,933,422
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	413,120
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	225,000	231,507
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,270,000	1,180,109
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	583,731
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,118,806
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	300,000	301,452
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	125,000	124,783
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	195,000	188,668
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	615,309
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,030,000	1,027,580
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,114,280
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,132,347
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,749,836
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	628,719
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,054,680
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,887,208
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	291,463
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	139,226
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	237,199
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,142,050
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	561,399
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	483,711
Palm Beach County, FL, Solid Waste Authority Improvement Rev., BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	302,074
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	684,103
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	883,619
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	330,848
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,033,036
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	140,000	128,339
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,220,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	$52,264	$ 33,449
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	272,374
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	246,602
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	524,523
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,561,099
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	35,000	34,951
		$ 85,060,815
Georgia - 2.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$ 1,034,374
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,033,573
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,528,780
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	862,640
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	2,866,257
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,405,917
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	704,912
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,222,559
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	4,850,000	5,175,095
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,730,948
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,532,035
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,701,942
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,194,413
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,889,613
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,414,697
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,520,000	3,678,013
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,175,000	1,211,942
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,919,871
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,001,367
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,108,567
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,343,578
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	4,000,000	4,393,920
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2045	5,000,000	5,485,000
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	4,787,102
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	616,509
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	419,296
		$ 70,262,920
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$ 566,386
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	950,886
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	134,940
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	392,703
		$ 2,044,915
Hawaii - 0.9%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$ 7,812,773
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,412,160
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	305,000	322,727
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,167,067
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,728,392
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,500,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	$850,000	$ 925,786
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,032,538
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,487,226
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	990,647
		$ 31,380,301
Illinois - 11.1%
Chicago, IL, “A”, 5.25%, 1/01/2028	$345,000	$ 363,392
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,135,075
Chicago, IL, “A”, AGM, 5%, 1/01/2027	200,000	201,478
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	7,700,000	7,905,513
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	245,000	245,875
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	505,000	506,727
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,295,000	3,318,889
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	1,094,167
Chicago, IL, “C”, NATL, 5%, 1/01/2028	165,000	165,464
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,025,000	3,033,349
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	990,698
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,367,365
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,228,588
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,009,368
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	6,579,482
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,083,722
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	803,336
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	825,000	803,492
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	564,014
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	12,221,313
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,489,089
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	2,589,902
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	289,767
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,888,637
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,620,000	1,709,424
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,285,000	16,230,617
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,086,950
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	5,909,076
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,045,756
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	350,000	357,637
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	347,823
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	223,692
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	222,984
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	222,280
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	199,262
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	192,964
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	142,779
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,231,016
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,291,468
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	3,647,474
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	7,446,862
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,336,499
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,177,625
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,088,150
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,782,864
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,658,117
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	836,531
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,036,406
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,415,719
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,036,419
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	514,533
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,073,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	$3,315,000	$ 3,625,914
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	1,840,000	1,996,676
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,056,910
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,931,792
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	1,605,000	1,699,085
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,859,212
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	692,767
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,908,568
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	10,375,667
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	660,250
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	598,350
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,549,801
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,545,157
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,192,688
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,530,150
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	9,834,167
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,031,049
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,492,189
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.994% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	887,832
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	3,780,159
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,163,278
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,702,131
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	6,930,523
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,460,000	6,562,391
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	546,327
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	794,163
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	656,500
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	845,689
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,545,870
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,531,326
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	10,827,500
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	155,420
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	9,810,000	9,019,020
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	523,555
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,035,419
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	515,901
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	3,015,012
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,482,934
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	8,000,000	8,624,880
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,827,839
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	11,627,777
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,250,000	1,253,000
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,730,000	1,892,724
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,553,550
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	1,315,000	1,353,306
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	765,000	848,247
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	785,000	868,375
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	2,400,000	1,822,368
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,771,403
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,430,000	6,112,823
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,766,304
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,458,221
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,030,000	988,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	$1,125,000	$ 1,063,575
State of Illinois, 5%, 11/01/2027	7,130,000	7,655,552
State of Illinois, 5%, 1/01/2028	425,000	437,244
State of Illinois, 5%, 5/01/2028	870,000	909,202
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,666,367
State of Illinois, 5%, 11/01/2028	2,005,000	2,127,425
State of Illinois, 5%, 2/01/2029	2,180,000	2,310,604
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,652,696
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,835,099
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,424,600
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,602,021
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,259,162
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,076,210
State of Illinois, “B”, 5%, 11/01/2019	16,185,000	16,517,925
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,700,963
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,294,724
State of Illinois, “D”, 5%, 11/01/2028	6,655,000	7,104,678
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	2,570,000	2,685,367
		$ 375,536,590
Indiana - 1.2%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$ 1,075,000
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	3,370,000	3,550,632
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), ”A“, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	3,000,000	3,023,460
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,140,330
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	559,548
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,391,697
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,329,262
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	1,595,000	1,681,481
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,367,680
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	3,360,000	3,548,093
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,092,730
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,196,968
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	709,494
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	514,610
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	634,331
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	1,887,663
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,272,780
University of Southern Indiana Rev. (Student Fee), ”J“, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,875,000	1,929,600
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	376,807
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	866,181
		$ 40,148,347
Iowa - 0.7%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$ 1,326,804
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,457,817
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,190,961
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,216,180
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	745,000	767,082
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	622,774
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,128,668
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	1,275,000	1,343,021
Iowa Student Loan Liquidity Corp. Rev., ”A“, 3.75%, 12/01/2033	5,625,000	5,636,306
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.625%, 12/01/2019	590,000	599,711
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.875%, 12/01/2020	105,000	107,918
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.5%, 12/01/2025	480,000	497,942
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.6%, 12/01/2026	475,000	492,841
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.7%, 12/01/2027	40,000	41,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.75%, 12/01/2028	$810,000	$ 839,411
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,070,983
		$ 23,339,900
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$ 4,147,472
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,625,475
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,367,649
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	711,144
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	150,036
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	178,531
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	139,802
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	726,934
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	815,000	812,873
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,508,394
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	540,000	530,507
		$ 11,898,817
Kentucky - 1.2%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$ 927,450
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	912,528
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,034,079
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	631,731
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,483,933
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	2,832,863
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,684,963
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,740,762
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,374,740
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,174,266
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,848,453
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	5,841,770
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,711,067
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,031,667
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,209,520
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039 (Prerefunded 11/01/2019)	3,000,000	3,104,790
Owen County, KY, Waterworks System Rev. (American Water Co. Project), ”B“, 5.625%, 9/01/2039	1,670,000	1,707,942
		$ 40,252,524
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$ 2,085,732
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,279,076
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,615,706
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), ”A-1“, 4.5%, 12/01/2047	775,000	835,628
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	3,585,000	3,608,733
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	650,534
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,793,075
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	622,369
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,422,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A“, 6.5%, 8/01/2029	$1,400,000	$ 1,487,416
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A-2“, 6.5%, 11/01/2035	6,000,000	6,400,320
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,857,875
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	4,748,429
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,484,742
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,420,800
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,116,470
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	835,905
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,352,344
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	871,536
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,079,480
		$ 42,568,663
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$ 1,128,737
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	601,737
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	2,955,000	3,016,789
		$ 4,747,263
Maryland - 2.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$ 1,951,837
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,723,866
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,757,902
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,635,362
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,615,400
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034	150,000	147,263
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039	155,000	153,252
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	1,105,000	1,094,502
Maryland Community Development Administration, Department of Housing & Community Development, ”C“, 4%, 9/01/2044	3,715,000	3,850,375
Maryland Department of Housing & Community Development Administration, ”A“, 4.5%, 9/01/2048 (u)	11,430,000	12,288,507
Maryland Department of Housing & Community Development Administration, ”B“, 4.5%, 9/01/2048 (u)	9,280,000	9,912,803
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,373,796
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), ”B“, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	795,000	834,527
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	206,145
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	141,528
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	252,241
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	786,240
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	174,550
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	523,440
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,750,000	1,589,157
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	5,090,000	5,790,740
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), ”A“, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,546,406
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,411,255
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,925,119
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,197,485
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,219,955
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	565,528
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	545,000	550,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	$185,000	$ 193,036
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	324,730
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	338,986
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”C-3“, 2.5%, 11/01/2024	3,370,000	3,217,676
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,720,114
		$ 75,014,402
Massachusetts - 5.5%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$ 2,987,951
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	10,585,026
Commonwealth of Massachusetts, ”A“, 5%, 1/01/2047	6,625,000	7,511,889
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,372,900
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,014,700
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”J“, 5%, 12/01/2036	19,615,000	22,537,635
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	2,995,000	3,161,642
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	10,917,759
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	2,395,000	2,658,809
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	775,000	817,687
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,701,078
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,524,635
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	972,570
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	272,453
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5%, 1/01/2047	5,500,000	5,877,025
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,070,000	2,189,605
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,110,310
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	493,263
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2037	110,000	113,933
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2047	705,000	718,959
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	950,000	959,310
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	327,247
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	522,200
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), ”S“, 5%, 7/01/2032	1,275,000	1,480,173
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,534,604
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,792,160
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, ”L“, 5%, 7/01/2031	1,350,000	1,440,585
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	45,606
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	202,377
Massachusetts Development Finance Agency Rev. (Simmons College), ”H“, SYNCORA, 5.25%, 10/01/2033	420,000	490,648
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	672,597
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	786,027
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	415,000	458,156
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,585,296
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,423,565
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,235,569
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	678,898
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2030	805,000	829,480
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	545,000	559,802
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	232,920
Massachusetts Educational Financing Authority, Education Loan Rev., ”Issue E“, ”C“, 4.125%, 7/01/2046	6,960,000	6,979,001
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,334,492
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	995,000	1,018,979
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	1,035,000	1,078,884
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	11,840,000	11,746,819
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	1,485,000	1,473,313
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	2,515,000	2,667,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	$9,040,000	$ 9,078,330
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	2,600,000	2,658,136
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	1,455,000	1,483,896
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	502,576
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	465,000	492,486
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), ”A“, AAC, 5%, 1/01/2027	1,925,000	1,962,614
Massachusetts School Building Authority, Sales Tax Rev., ”A“, 5%, 8/15/2026	12,500,000	13,774,250
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,304,325
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	390,000	399,894
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,317,755
		$ 186,070,736
Michigan - 2.6%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$ 1,652,562
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2019	1,730,000	1,754,376
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2020	1,725,000	1,796,398
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039	5,920,000	6,352,693
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036	295,000	309,007
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041	410,000	428,458
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	566,908
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	512,918
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	900,632
Eastern Michigan University Board of Regents, General Rev., ”A“, 4%, 3/01/2047	9,675,000	9,793,228
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,376,720
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,510,758
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,255,630
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	713,147
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	905,503
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,158,960
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,304,980
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	886,312
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	1,976,482
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,272,486
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	636,817
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044	450,000	480,573
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-2“, 5%, 7/01/2034	800,000	883,344
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	526,123
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	264,403
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	625,837
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,408,586
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,403,953
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	1,390,000	1,442,917
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,034,033
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,391,500
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,105,290
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	680,516
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	516,286
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,117,563
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	7,995,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	$2,490,000	$ 2,865,741
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	2,948,140
		$ 86,755,036
Minnesota - 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	$2,275,000	$ 2,278,322
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	2,781,769
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,272,339
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,191,655
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,841,650
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,398,610
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	1,195,000	1,235,821
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,005,944
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	6,568,486
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	243,977
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	773,304
		$ 30,591,877
Mississippi - 1.5%
Alcorn State University Educational Building Corp., Student Housing Rev., ”A“, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$ 2,555,650
Alcorn State University Educational Building Corp., Student Housing Rev., ”A“, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,662,505
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,750,000	1,951,722
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	582,957
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	2,935,591
Mississippi Home Corp. Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	2,025,000	2,139,595
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,560,586
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,904,786
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”B-2“, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,720,000	1,719,880
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,428,612
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	689,475
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	2,905,125
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	2,893,575
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	5,764,100
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,703,428
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	624,579
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) ”A“, 5%, 3/01/2028	1,080,000	1,233,252
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	6,615,000	7,315,859
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,322,067
		$ 49,893,344
Missouri - 1.0%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$ 634,031
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,434,210
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 4.375%, 2/01/2031	105,000	105,036
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	162,862
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	275,379
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	796,109
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	5,884,600
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,707,101
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,893,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	$955,000	$ 986,601
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	6,600,000	7,041,540
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	3,350,000	3,656,860
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), ”B“, GNMA, 4%, 11/01/2040	955,000	990,316
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	144,445
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	96,654
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	264,285
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	215,000	218,864
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	740,564
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,312,327
		$ 32,345,412
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	$1,265,000	$ 1,274,399
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	1,090,000	1,145,797
		$ 2,420,196
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2034	$850,000	$ 969,518
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), ”A“, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	6,355,000	6,725,433
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 3%, 3/01/2044	390,000	391,310
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	1,750,000	1,811,810
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	5,345,000	5,637,639
Nebraska Investment Finance Authority, Single Family Housing Rev., ”E“, 3%, 3/01/2043	55,000	55,062
		$ 15,590,772
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	$155,000	$ 155,180
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	638,467
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	305,000	307,306
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	767,273
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	735,000	735,404
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	102,842
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	129,236
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	464,872
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	576,230
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, ”C“, 0%, 7/01/2058	28,000,000	3,171,560
		$ 7,048,370
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), ”A“, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$ 4,752,726
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	450,000	466,623
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	185,707
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,812,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	$1,595,000	$ 1,779,557
		$ 8,997,445
New Jersey - 4.9%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$360,000	$ 405,378
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	485,000	535,513
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	655,812
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,878,686
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,852,681
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	401,576
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	604,012
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	922,250
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	600,649
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	599,733
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,171,570
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,389,137
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,173,939
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,659,804
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	520,675
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	507,638
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,530,351
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	930,978
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	464,667
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	653,810
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	545,119
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	2,855,000	3,003,546
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,420,977
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	305,000	309,578
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,754,750
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	400,000	448,664
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”B“, 5.625%, 11/15/2030	370,000	415,014
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,556,856
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), ”A“, 5.7%, 10/01/2039	5,000,000	5,113,300
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	1,915,000	1,915,134
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,050,476
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	522,534
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,275,899
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	1,100,000	1,263,889
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,293,624
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	5,985,890
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,296,808
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,281,125
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,922,361
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,923,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	$1,575,000	$ 1,688,069
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	1,957,982
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,226,930
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1A“, 2.75%, 12/01/2027	3,780,000	3,698,957
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1A“, 3.5%, 12/01/2029	1,185,000	1,188,982
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1B“, 2.95%, 12/01/2028	14,730,000	14,936,367
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,342,810
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,327,600
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,312,480
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,244,970
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,116,142
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	3,796,405
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,500,180
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,468,261
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5%, 6/15/2019	410,000	415,088
New Jersey Transportation Trust Fund Authority, Transportation System, ”C“, 5%, 6/15/2042	2,360,000	2,442,388
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	10,443,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	1,769,524
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	4,380,415
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	1,925,081
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	2,933,650
New Jersey Transportation Trust Fund Authority, Transportation Systems, ”B“, NATL, 5.5%, 12/15/2020	3,325,000	3,522,139
New Jersey Transportation Trust Fund Authority, Transportation Systems, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,426,900
		$ 164,821,864
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$ 2,689,643
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), ”D“, 5.9%, 6/01/2040	9,975,000	10,435,047
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,880,000	1,984,547
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	3,520,000	3,717,965
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., ”A“, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	11,616,244
		$ 30,443,446
New York - 4.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$ 2,103,781
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	5,830,000	6,168,840
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	1,610,000	390,940
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,283,556
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,551,674
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,155,460
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,652,174
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,607,565
Metropolitan Transportation Authority (Hudson Rail Yards Trust), ”A“, 5%, 11/15/2046	13,870,000	14,135,056
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	110,385
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,475,000	1,483,334
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	1,395,000	1,402,491
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), ”A“, 5%, 12/01/2035	200,000	218,792
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,546,850
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), ”C“, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,471,374
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,914,696
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	14,128,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044	$9,910,000	$ 10,167,561
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,345,736
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,467,279
New York Mortgage Agency Rev., ”54“, 4%, 4/01/2047	4,415,000	4,613,233
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,005,000	8,386,758
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5%, 5/01/2019	3,325,000	3,360,378
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,554,696
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	792,073
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,475,000	6,099,533
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,190,000	3,543,484
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,800,000	1,990,710
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,313,382
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,685,967
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	3,931,935
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,771,866
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,165,620
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,670,213
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	7,814,450
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	111,763
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	111,830
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,765,000	1,813,520
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,469,272
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,037,818
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	522,202
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	2,796,232
		$ 138,863,367
North Carolina - 0.7%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$6,000,000	$ 6,206,220
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	220,894
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	270,907
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	294,453
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	103,937
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	378,961
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,378,336
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	653,243
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,274,910
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,596,648
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,036,298
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2031	1,600,000	1,832,080
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,329,063
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,452,660
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,573,830
		$ 24,602,440
North Dakota - 0.5%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	$3,105,000	$ 3,381,997
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	3,848,893
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2043	2,585,000	2,719,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$675,000	$ 697,396
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	7,375,000	7,863,225
		$ 18,511,164
Ohio - 2.2%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	$1,500,000	$ 1,637,190
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-2“, 5.125%, 6/01/2024	8,065,000	7,525,613
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-2“, 6.5%, 6/01/2047	8,500,000	8,478,835
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,242,505
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	1,030,000	1,106,148
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,086,544
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	890,000	958,058
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,037,354
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	1,985,625
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,887,420
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	188,989
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	248,063
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	331,944
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,264,930
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	5,000,000	5,392,350
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,503,241
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	142,535
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	753,682
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	935,804
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,177,912
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	405,000	434,026
The Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,695,801
The Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,942,180
		$ 73,956,749
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$365,000	$ 362,653
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 5.4%, 10/01/2038	185,000	188,855
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,553,753
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	170,729
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	895,212
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,216,391
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	1,215,000	1,318,032
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,231,975
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ''A'', 4.75%, 9/01/2048	3,025,000	3,298,339
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	807,291
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	4,788,198
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	274,663
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 6/01/2035	3,365,000	3,593,786
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 12/01/2035	1,440,000	1,537,906
		$ 21,237,783
Oregon - 1.1%
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	$9,000,000	$ 9,862,020
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,581,200
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,476,171
State of Oregon, Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	8,280,000	9,019,735
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	4,737,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	$1,750,000	$ 2,045,067
		$ 35,721,553
Pennsylvania - 6.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$240,000	$ 255,962
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	720,000	759,737
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	13,590,000	13,066,377
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	105,000	109,894
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	144,117
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	143,042
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	344,480
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,130,160
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	530,000	600,055
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	620,169
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	470,000	527,810
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	215,000	240,628
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,127,945
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	539,943
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	652,405
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,671,293
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,423,334
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	708,422
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	732,110
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,950,626
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	761,952
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,352,775
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	983,762
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,528,272
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), ”A“, 6.2%, 7/01/2019	70,000	70,168
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,586,499
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	388,053
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	493,086
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	503,862
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	274,384
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), ”A“, 5%, 12/01/2043	9,610,000	10,481,339
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	5,877,444
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2019	510,000	521,888
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	813,037
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	752,767
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	777,899
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	720,437
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,592,792
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,095,000	1,243,668
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), ”A“, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,091,376
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,002,170
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2031	1,140,000	1,256,086
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	1,780,000	1,920,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 8/01/2045 (Put Date 2/01/2019)	$10,000,000	$ 9,997,700
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), ”A“, 2.05%, 4/01/2019 (Put Date 1/02/2019)	5,025,000	5,025,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,199,039
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	538,392
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,565,903
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,329,129
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), ”A“, 5%, 2/15/2048	20,205,000	23,215,545
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	4,752,033
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	280,865
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	440,647
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	317,785
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.25%, 8/01/2046	2,090,000	2,100,283
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,700,000	1,708,194
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,539,853
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,196,402
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,505,365
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,212,835
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	160,970
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	381,685
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,160,817
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	11,863,435
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,246,150
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2058	8,300,000	8,742,722
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.25%, 12/01/2047	350,000	338,863
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.5%, 12/01/2058	505,000	491,178
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	573,989
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	1,013,301
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,575,385
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	9,977,055
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,305,091
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,031,954
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,053,767
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	350,266
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	770,000	861,946
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	428,636
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	426,645
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	424,670
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,263,785
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,121,276
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	279,421
Reading, PA, School District, ”A“, 5%, 4/01/2020	1,000,000	1,032,650
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	1,979,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	$2,000,000	$ 2,258,740
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	8,773,493
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	24,886,209
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	140,000	139,658
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	80,402
West Shore, PA, Area Authority Rev. (Messiah Village Project) ”A“, 5%, 7/01/2030	445,000	468,928
West Shore, PA, Area Authority Rev. (Messiah Village Project) ”A“, 5%, 7/01/2035	435,000	452,096
		$ 228,812,356
Puerto Rico - 6.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$3,235,000	$ 3,331,985
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	4,050,000	4,264,245
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	3,675,000	3,490,993
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	937,083
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	625,000	675,075
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	1,630,000	1,758,672
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	2,720,000	2,910,210
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,129,975
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	365,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,368,601
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	4,475,000	4,711,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	8,557,464
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, ASSD GTY, 5%, 7/01/2032	660,000	670,963
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	3,355,000	3,622,695
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,800,000	1,940,454
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	5,530,000	5,956,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,510,000	5,894,873
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,565,253
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	3,330,000	3,428,701
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	6,740,000	7,054,960
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2019	890,000	872,894
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	880,000	817,485
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	570,000	558,845
Commonwealth of Puerto Rico, ”A“, NATL, 5.5%, 7/01/2020	2,890,000	2,970,053
Commonwealth of Puerto Rico, ”A“, NATL, 5.5%, 7/01/2021	570,000	591,478
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2034	15,570,000	6,498,139
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2035	2,360,000	930,949
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	360,000	360,205
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,569,966
Commonwealth of Puerto Rico, Public Improvement, ”A“, ASSD GTY, 5.5%, 7/01/2029	3,390,000	3,722,695
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	809,406
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,646,349
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2020	510,000	511,255
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,123,774
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	436,723
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,866,359
Puerto Rico Electric Power Authority Rev., ”MM“, NATL, 5%, 7/01/2020	50,000	51,024
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	1,505,000	1,560,805
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	221,884
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	910,720
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	160,624
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	210,689
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	110,000	113,298
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	558,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	$230,000	$ 230,000
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2019	4,730,000	4,753,697
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2020	560,000	564,620
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	973,783
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,091
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	367,945
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,385,291
Puerto Rico Electric Power Authority Rev., ”UU“, NATL, 5%, 7/01/2019	730,000	735,570
Puerto Rico Electric Power Authority Rev., ”V“, AGM, 5.25%, 7/01/2027	245,000	264,791
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	280,000	292,510
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	878,027
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,390,702
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,025,000	3,141,220
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	1,420,000	1,467,101
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,806,879
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	148,236
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	45,000	44,901
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	522,324
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	365,000	364,234
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	598,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	151,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,138,850
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	674,475
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	696,413
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	790,000	728,775
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	508,213
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,078,186
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,921,066
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	767,005
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	5,015,000	5,506,620
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	831,180
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2029	4,130,000	2,285,129
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	195,856
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, ASSD GTY, 5%, 7/01/2036	425,000	432,807
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,177,990
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,653,968
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	345,000	355,788
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, ASSD GTY, 5%, 7/01/2032	400,000	409,988
Puerto Rico Public Buildings Authority Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,924,641
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	45,952
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, AGM, 5%, 8/01/2040	1,515,000	1,533,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 8/01/2054	7,480,000	995,364
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2040	4,650,000	1,466,564
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2041	3,740,000	1,118,110
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	13,330,000	3,777,722
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2043	5,415,000	1,454,686
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2044	21,130,000	5,380,754
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	1,225,000	295,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	$25,085,000	$ 5,740,201
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	350,000	351,148
		$ 209,272,194
Rhode Island - 0.7%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$ 1,472,156
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), ”A“, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	7,790,484
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	4,890,000	4,919,780
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,192,598
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,512,450
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	756,658
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.375%, 12/01/2023	175,000	176,596
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	2,420,000	2,464,117
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,945,000	2,961,139
		$ 23,245,978
South Carolina - 1.5%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$ 2,448,495
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	744,712
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,238,590
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,497,397
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	5,995,582
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	8,685,200
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	835,000	833,681
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	260,000	255,837
South Carolina Port Authority Rev., 5.25%, 7/01/2050	3,075,000	3,340,526
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	2,878,874
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	6,869,443
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,027,018
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	3,665,000	3,988,180
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2034	1,250,000	1,450,950
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2035	1,415,000	1,636,787
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2036	1,045,000	1,204,613
		$ 52,095,885
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$ 1,082,460
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,077,320
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,500,478
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	10,000,000	10,815,500
		$ 14,475,758
Tennessee - 2.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045	$10,310,000	$ 10,985,099
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,114,900
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	7,650,090
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	790,000	861,771
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	1,980,000	2,102,047
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,114,322
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,683,275
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	2,954,064
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2040	1,450,000	1,564,521
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	1,500,000	1,526,820
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,816,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	$2,385,000	$ 2,636,379
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2024	2,215,000	2,475,063
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,184,657
Tennessee Housing Development Agency, Residential Financing Program Rev., ”1“, 4%, 1/01/2043	2,830,000	2,981,688
Tennessee Housing Development Agency, Residential Financing Program Rev., ”2-C“, 4%, 1/01/2045	1,390,000	1,443,334
Tennessee Housing Development Agency, Residential Financing Program Rev., ”3“, 4.25%, 7/01/2049	3,040,000	3,240,032
Tennessee Housing Development Agency, Residential Financing Program Rev., ”4“, 4.5%, 7/01/2049 (u)	9,295,000	10,035,347
		$ 66,369,658
Texas - 5.8%
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	$1,200,000	$ 1,376,748
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,120,160
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	5,747,649
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,173,330
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	794,873
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,168,402
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	213,992
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	535,242
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	344,941
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	499,399
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,308,490
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), ”A“, PSF, 5%, 8/15/2039	3,190,000	3,570,726
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,538,525
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,539,370
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	1,975,350
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,844,150
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,644,350
Decatur Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	440,809
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	494,267
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,087,402
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	1
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), ”A“, 5.25%, 11/15/2035 (Prerefunded 11/15/2019)	1,560,000	1,607,143
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	247,889
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	598,601
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	331,587
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	639,473
Houston, TX, Airport System Rev., ”B“, 5%, 7/01/2026	1,855,000	1,983,663
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	875,623
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,637,402
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,312,675
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	725,000	789,779
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2020	3,215,000	3,313,057
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031	2,310,000	2,476,459
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,191
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,679,057
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), ”D“, PSF, 5%, 2/15/2032	1,000,000	1,165,020
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), ”A“, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,509,249
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,379,234
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,619,364
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 2.15%, 1/01/2026 (Put Date 2/01/2019)	15,000,000	14,996,550
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	539,069
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,731,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$1,780,000	$ 1,909,780
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	195,000	190,965
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	555,000	552,885
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	555,000	559,290
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	555,000	576,795
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	835,000	850,189
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	212,494
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	969,850
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	6,220,000	6,723,882
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,058,254
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	311,996
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	475,414
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,306,363
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,118,329
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	376,236
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	371,625
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	923,980
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,692,447
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	35,000	35,408
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	90,000	90,563
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	175,000	175,537
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	110,000	109,678
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	125,000	122,054
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	150,000	143,607
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	300,000	292,530
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,672,146
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	6,916,920
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,004,737
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,323,400
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	409,370
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,219,412
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,200,797
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,417,229
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,536,470
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	360,000	355,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	$3,200,000	$ 3,265,024
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	8,245,000	7,420,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	818,339
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	4,080,000	4,437,612
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,729,281
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,363,937
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,143,370
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	5,000,000	5,792,800
Texas Water Development Board State Water Implementation Rev., “B”, 4%, 10/15/2043	16,375,000	16,896,707
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	642,663
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,810,587
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	75,000	78,704
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	5,896,100
		$ 196,442,884
Utah - 0.4%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$6,390,000	$ 7,109,450
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	151,121
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	795,000	808,753
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,101,730
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,815,212
		$ 12,986,266
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$ 331,934
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,088,579
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.625%, 6/15/2029	575,000	573,258
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.75%, 6/15/2030	635,000	635,400
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2033	595,000	599,189
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2034	635,000	638,651
State of Vermont, Student Assistance Corp. Education Loan Rev., “B”, 4.375%, 6/15/2046	765,000	747,635
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,010,957
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	595,000	617,086
		$ 7,242,689
Virginia - 0.7%
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	$13,150,000	$ 13,377,626
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,125,000	2,264,676
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 7.351%, 8/23/2027 (p)	3,650,000	4,476,068
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	896,579
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	111,720
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	150,261
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	280,757
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	969,436
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	236,994
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	852,456
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	752,309
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	713,537
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	187,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	$529,028	$ 11
		$ 25,270,253
Washington - 1.9%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$ 14,704,560
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,285,397
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding , 5%, 12/15/2033	1,885,000	1,984,622
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding , 5%, 12/15/2038	2,410,000	2,486,204
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding , 5%, 12/15/2048	4,630,000	4,684,171
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,271,230
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,484,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	3,782,361
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,040,375
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,838,695
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,165,000	2,228,413
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	13,313,280
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	8,834,844
		$ 62,938,952
West Virginia - 0.8%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$ 9,938,900
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,565,397
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	427,007
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	160,000	157,573
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	375,000	381,289
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	1,563,362
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	10,000,000	9,647,300
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	640,000	640,442
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	605,000	604,976
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	380,000	378,655
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,540,000	1,487,116
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	675,000	763,506
		$ 27,555,523
Wisconsin - 2.2%
Public Finance Authority Student Housing Rev. (CHF-Wilmington, L.L.C.- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	$6,000,000	$ 6,489,840
Public Finance Authority Student Housing Rev. (CHF-Wilmington, L.L.C.- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	3,826,397
Public Finance Authority Student Housing Rev. (CHF-Wilmington, L.L.C.- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,318,600
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,385,178
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	665,000	716,092
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,465,000	2,625,521
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	445,996
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,445,322
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	465,000	474,128
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	630,000	640,502
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	2,560,000	2,597,273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	$6,180,000	$ 6,520,641
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	122,870
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	122,906
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	326,842
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	55,000	55,910
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	106,695
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	170,488
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	222,906
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	694,772
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	639,116
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	7,060,000	7,592,677
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,562,985
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	673,463
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,605,000	3,940,842
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	995,000	1,038,740
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	960,000	994,781
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	2,320,000	2,395,957
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	200,000	205,436
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	1,305,000	1,305,209
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	1,795,000	1,795,126
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	506,376
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	473,919
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	394,372
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	785,665
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-1”, 2.15%, 6/01/2023 (Put Date 2/01/2019)	7,500,000	7,498,275
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	890,000	935,577
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,353,820
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,679,376
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,708,664
		$ 74,789,255
Total Municipal Bonds		$3,339,430,846
Investment Companies (h) - 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.4% (v)	30,443,500	$ 30,440,456

Other Assets, Less Liabilities - 0.1%		4,927,839
Net Assets - 100.0%		$3,374,799,141
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,440,456 and $3,339,430,846, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,068,145, representing 0.2% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,339,430,846	$—	$3,339,430,846
Mutual Funds	30,440,456	—	—	30,440,456
Total	$30,440,456	$3,339,430,846	$—	$3,369,871,302
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,763,624	523,858,042	(537,178,166)	30,443,500
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,358	$141	$—	$852,276	$30,440,456

Quarterly Report
December 31, 2018
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 2.4%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$ 1,690,335
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	450,000	483,570
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	105,000	111,155
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	261,761
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	179,098
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	714,279
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	548,170
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,233,706
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	99,476
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,734
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	87,878
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	142,435
		$ 5,568,597
General Obligations - General Purpose – 6.7%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$ 47,834
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	565,235
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	168,910
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	109,718
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,025,369
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,420,660
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,370,230
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,312,840
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,016
Orange County, NY, Various Purposes, “A”, 2.25%, 3/15/2032	2,210,000	1,967,519
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,531
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	270,300
State of Illinois, 5%, 11/01/2027	510,000	547,592
State of Illinois, “D”, 5%, 11/01/2028	450,000	480,406
		$ 15,413,160
Healthcare Revenue - Hospitals – 9.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 507,276
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	336,294
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	654,387
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/2044	1,000,000	1,082,180
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,189,460
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	210,135
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	233,512
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	132,725
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	42,280
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,185,460
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,083,220
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	36,293
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	185,524
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	1,495,000	1,503,028
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034 (Prerefunded 8/15/2019)	1,970,000	2,024,214
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,085,500
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	791,077
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	875,168
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,027,720
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,393,226
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	$145,000	$ 156,121
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	909,369
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	168,960
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	404,887
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	935,059
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	138,340
		$ 21,291,415
Healthcare Revenue - Long Term Care – 2.1%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,106,600
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	786,345
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,051,660
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	958,810
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	103,480
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	196,468
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	15,000	15,741
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	470,000	451,510
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,744
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	135,174
		$ 4,826,532
Human Services – 0.3%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032 (Prerefunded 7/01/2019)	$705,000	$ 719,756
Industrial Revenue - Airlines – 1.9%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$ 1,035,390
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,293,670
		$ 4,329,060
Industrial Revenue - Other – 1.0%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$ 1,211,740
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	1,000,000	1,144,420
		$ 2,356,160
Industrial Revenue - Paper – 0.6%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$ 1,287,864
Miscellaneous Revenue - Other – 7.5%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$ 1,831,567
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	205,000	216,638
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	332,079
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	1,990,421
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,573,230
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,798,583
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,590,900
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,063,290
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,191,490
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,071,200
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,068,030
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$205,000	$ 237,126
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	194,033
		$ 17,158,587
Multi-Family Housing Revenue – 4.7%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$ 1,441,880
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,022,470
New York Housing Finance Agency Affordable Housing Rev., “D”, 5%, 11/01/2040	1,520,000	1,526,734
New York Housing Finance Agency Affordable Housing Rev., “D”, FNMA, 3.2%, 11/01/2046	545,000	477,180
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	685,000	685,603
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,009,360
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	776,565
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,019,280
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,804,998
		$ 10,764,070
Port Revenue – 1.9%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$ 2,279,240
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,066,360
		$ 4,345,600
Sales & Excise Tax Revenue – 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$ 1,009,920
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,451,241
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,212
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	660,000	87,826
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	770,000	218,218
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	27,756
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	530,885
		$ 3,336,058
Secondary Schools – 2.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,066,820
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	684,322
Build NYC Resource Corp. Rev. (The Chapin School Ltd. Project), 5%, 11/01/2047	1,000,000	1,245,640
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	745,315
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	553,875
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	502,965
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	557,395
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	717,163
		$ 6,073,495
Single Family Housing - State – 0.9%
New York Mortgage Agency Rev., ”212“, AMT, 3.7%, 10/01/2033	$2,000,000	$ 2,001,320
State & Local Agencies – 10.6%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,287,586
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	33,936
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	2,005,024
New York Dormitory Authority Rev. (State University), ”B“, FGIC, 5.25%, 5/15/2019	40,000	40,528
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,107,960
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2037	1,000,000	1,132,340
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	$3,000,000	$ 3,364,500
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	830,000	890,017
New York Urban Development Corp., 5.625%, 1/01/2028	2,000,000	2,004,240
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	2,000,000	2,317,480
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,111,380
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5.25%, 1/15/2039	2,000,000	2,002,420
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	3,000,000	3,411,570
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-5“, 5%, 1/15/2032	1,000,000	1,001,130
United Nations Development Corp., ”A“, 5%, 7/01/2026	500,000	507,415
		$ 24,217,526
Tax - Other – 11.7%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	$4,000,000	$ 971,280
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	278,780
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	93,128
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	300,000	319,326
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	185,000	196,146
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	200,659
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	105,265
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	311,499
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5%, 2/15/2042	2,000,000	2,250,920
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	2,013,487
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,140,000	1,221,749
New York, NY, City Transitional Finance Authority Rev., ”A-1“, 5%, 5/01/2032	825,000	945,632
New York, NY, City Transitional Finance Authority Rev., ”A-3“, 4%, 8/01/2043	3,000,000	3,072,210
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 4%, 8/01/2042	2,000,000	2,049,620
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,172,140
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2035	2,300,000	2,636,628
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2043	2,500,000	2,812,350
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	350,000	350,186
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	3,020,000	1,125,977
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	425,000	458,958
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	1,215,000	1,329,477
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	715,000	785,092
		$ 26,700,509
Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$ 759,500
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	388,870
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	80,000	80,262
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	787,087
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	1,000,000	1,087,920
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2036	1,000,000	1,081,930
		$ 4,185,569
Toll Roads – 2.4%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$ 1,115,630
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,110,440
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	2,000,000	2,212,860
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,094,410
		$ 5,533,340
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$275,000	$ 289,547
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	255,000	242,232
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	275,000	281,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	25,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	1,290,000	1,364,162
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	$1,105,000	$ 1,163,454
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	545,000	555,878
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,255,000	1,383,324
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	150,000	154,976
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	105,000	108,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2019	70,000	68,655
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	80,000	74,317
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	40,000	39,217
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”C-1“, 4%, 11/15/2037	2,000,000	2,043,880
		$ 7,794,639
Universities - Colleges – 15.3%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$ 136,184
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), ”A“, 5.625%, 7/01/2031	1,000,000	1,030,780
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,058,120
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,220,580
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,091,610
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,699,440
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), ”B“, 5.25%, 2/01/2039	500,000	501,165
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,068,860
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,234,380
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	738,463
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	522,211
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,008,057
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,584,912
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	539,620
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,079,240
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,141,930
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2037	1,000,000	1,146,570
New York Dormitory Authority Rev. (Columbia University), ''B'', 5%, 10/01/2038	1,000,000	1,171,830
New York Dormitory Authority Rev. (New York University), ”A“, 4%, 7/01/2041	1,500,000	1,547,895
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	609,222
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,033,280
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2032	1,000,000	1,140,460
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2036	500,000	561,540
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	800,088
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,064,460
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	75,800
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	125,888
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,231,260
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), ”A“, 5%, 7/01/2041	1,000,000	1,129,710
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	1,000,000	1,063,940
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), ”A“, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	605,371
		$ 34,962,866
Universities - Dormitories – 2.5%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo) ”A“, AGM, 5%, 10/01/2045	$1,000,000	$ 1,127,360
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	2,000,000	2,135,980
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,084,930
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,364,612
		$ 5,712,882
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 2.9%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$ 546,920
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	168,510
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	195,197
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,143,310
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,011,160
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,028,260
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	890,593
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	140,000	144,150
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	505,000	521,751
		$ 6,649,851
Utilities - Other – 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,470,630
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	123,861
		$ 1,594,491
Water & Sewer Utility Revenue – 2.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	$190,000	$ 192,195
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	231,478
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	289,483
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	798,007
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	332,350
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	117,769
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”BB“, 5%, 6/15/2046	1,000,000	1,127,600
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,201,340
		$ 5,290,222
Total Municipal Bonds		$222,113,569
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.4% (v)	6,768,684	$ 6,768,007

Other Assets, Less Liabilities – (0.1)%		(220,002)
Net Assets – 100.0%		$228,661,574
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,768,007 and $222,113,569, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.

6

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	16	$2,336,000	March – 2019	$(40,559)
At December 31, 2018, the fund had cash collateral of $40,800 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$222,113,569	$—	$222,113,569
Mutual Funds	6,768,007	—	—	6,768,007
Total	$6,768,007	$222,113,569	$—	$228,881,576
Other Financial Instruments
Futures Contracts - Liabilities	$(40,559)	$—	$—	$(40,559)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	420,742	36,523,611	(30,175,669)	6,768,684
8

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(147)	$(6)	$—	$38,170	$6,768,007

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
New York	82.9%
Puerto Rico	6.2%
Guam	2.5%
Illinois	1.8%
Colorado	1.1%
Florida	0.8%
Michigan	0.8%
Texas	0.8%
Pennsylvania	0.6%
Ohio	0.3%
Washington	0.3%
Indiana	0.2%
Louisiana	0.2%
Mississippi	0.1%
New Jersey	0.1%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
December 31, 2018
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 6.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$ 1,299,987
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,394,363
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,191,520
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,117,970
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,229,680
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	924,156
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	195,000	206,431
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	470,100
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	321,324
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,197,848
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,562,945
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,264,400
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,256,600
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,584,934
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	193,426
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	217,542
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	164,772
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	262,956
		$ 23,860,954
General Obligations - General Purpose – 3.2%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$3,110,000	$ 2,625,337
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	963,779
Granville County, NC, 5%, 10/01/2034	675,000	792,666
Granville County, NC, 5%, 10/01/2035	690,000	807,093
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	250,356
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	276,906
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	973,940
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	528,300
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	899,879
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,099,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	660,494
State of Illinois, 5%, 11/01/2027	855,000	918,022
State of Illinois, “D”, 5%, 11/01/2028	805,000	859,394
		$ 12,655,246
General Obligations - Schools – 1.2%
San Mateo County, CA, (Redwood City School District) General Obligation Bonds, 3%, 8/01/2041	$1,675,000	$ 1,451,656
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,168,660
		$ 4,620,316
Healthcare Revenue - Hospitals – 20.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,435,000	$ 1,379,709
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	1,000,000	1,001,160
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,449,160
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,305,880
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,175,443
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	351,853
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	500,383
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	238,905
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	85,000	89,844
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	814,458
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,144,965
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	$50,000	$ 51,847
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,674,135
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,673,805
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	349,222
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 6.375%, 7/01/2026	2,000,000	2,215,480
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 6.5%, 7/01/2031	1,000,000	1,110,510
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	860,000
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,689,806
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,615,754
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,547,495
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,317,175
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,161,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,446,822
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,139,948
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,340,080
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,697,225
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,751,479
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,984,323
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2034	1,300,000	1,338,883
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,048,120
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	1,565,000	1,610,682
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,312,106
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,074,240
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,589,265
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,108,548
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	1,580,000	1,581,138
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	488,650
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,152,990
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	276,480
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	650,894
		$ 78,310,142
Healthcare Revenue - Long Term Care – 5.6%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$ 3,032,150
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,115,430
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	883,408
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,549,755
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,019,990
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,023,620
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,047,340
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,566,480
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	840,272
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,263,866
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,559,055
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,059,140
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	491,995
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,557,270
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	$1,590,000	$ 1,662,886
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	36,302
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	220,000	228,756
		$ 21,937,715
Human Services – 0.3%
North Carolina Capital Facilities, Finance Agency Rev. (The Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,100,230
Industrial Revenue - Paper – 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$ 1,041,500
Miscellaneous Revenue - Other – 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,154,780
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	443,843
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	674,701
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,397,323
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	91,092
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	503,169
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	399,480
		$ 6,664,388
Multi-Family Housing Revenue – 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$370,000	$ 373,182
Port Revenue – 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$ 1,027,420
Sales & Excise Tax Revenue – 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$ 1,701,030
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,184,734
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,535,684
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	15,317
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	1,145,000	152,365
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,340,000	379,756
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	47,065
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	918,753
		$ 6,934,704
State & Local Agencies – 15.3%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$ 439,488
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	1,816,858
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,560,782
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,061,600
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	2,545,000	2,374,561
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,181,640
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,355,720
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,188,738
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,007,140
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,457,375
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	769,584
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,023,900
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,841,525
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	130,304
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	$100,000	$ 112,963
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	50,602
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,079,947
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,138,140
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,321,369
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,458,132
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,323,810
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,093,510
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	405,260
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,530,000	1,721,602
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030 (Prerefunded 10/01/2020)	2,000,000	2,107,600
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,465,776
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	813,128
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,078,600
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,005,550
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	246,756
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,169,410
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,829,122
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,040,710
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,190,800
		$ 59,862,002
Tax - Other – 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$ 433,658
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	150,040
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,416,280
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	820,724
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,990,000	2,185,080
		$ 6,005,782
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$ 956,710
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$ 1,285,689
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,163,435
		$ 3,449,124
Toll Roads – 2.7%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,133,740
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,187,580
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 1/01/2032	1,150,000	1,277,857
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2039	2,600,000	2,868,008
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	643,730
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,229,252
		$ 10,340,167
Transportation - Special Tax – 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$ 2,403,653
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	930,000	995,035
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	445,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,047
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,870,413
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	989,361
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,620,000	1,746,409
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,194,520
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,384,870
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	$625,000	$ 659,331
		$ 17,754,501
Universities - Colleges – 19.6%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$ 3,325,110
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,267,435
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,064,840
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,492,062
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,058,550
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,379,590
North Carolina Capital Facilities, Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,422,210
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,608,045
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,520,325
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,580,371
North Carolina Capital Facilities, Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,091,500
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,910,000	1,637,920
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,785,000	1,530,727
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	474,219
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,198,770
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	161,075
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	256,438
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	102,063
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	55,000	48,056
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	784,025
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	201,626
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,910,167
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	6,531,165
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,843,992
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,209,490
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,062,720
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,059,430
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,239,040
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,596,150
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “B”, 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,049,960
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	1,941,710
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,680,359
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,773,575
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	205,175
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,216,446
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,071,590
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,794,583
		$ 76,390,509
Universities - Dormitories – 1.7%
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	$3,045,000	$ 3,481,653
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	534,025
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	424,208
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	527,210
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,686,772
		$ 6,653,868
Utilities - Municipal Owned – 1.5%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$520,000	$ 527,348
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	721,620
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	2,345,000	2,534,429
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	$240,000	$ 247,114
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	354,178
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	415,000	430,944
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	880,000	909,189
		$ 5,724,822
Utilities - Other – 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$ 2,284,114
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,073,863
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,464,602
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	844,646
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	274,648
		$ 5,941,873
Water & Sewer Utility Revenue – 8.6%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$ 4,753,407
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,393,137
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,137,480
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,708,328
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,056,100
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	235,154
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	409,123
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	514,637
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,409,813
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,052,290
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	104,306
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	124,751
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	66,101
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	153,714
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,321,369
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	590,125
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,599,878
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,816,272
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	526,235
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,017,430
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	843,360
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,490,604
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	747,922
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,026,720
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	530,800
		$ 33,629,056
Total Municipal Bonds		$385,234,211
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.4% (v)	1,920,140	$ 1,919,948

Other Assets, Less Liabilities – 0.9%		3,528,308
Net Assets – 100.0%		$390,682,467
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,919,948 and $385,234,211, respectively.
6

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	28	$4,088,000	March – 2019	$(70,978)
At December 31, 2018, the fund had cash collateral of $71,400 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$385,234,211	$—	$385,234,211
Mutual Funds	1,919,948	—	—	1,919,948
Total	$1,919,948	$385,234,211	$—	$387,154,159
Other Financial Instruments
Futures Contracts - Liabilities	$(70,978)	$—	$—	$(70,978)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,282,886	78,670,940	(82,033,686)	1,920,140
8

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(53)	$(489)	$—	$64,472	$1,919,948

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
North Carolina	75.2%
Puerto Rico	6.9%
Pennsylvania	2.5%
Guam	2.2%
Illinois	2.2%
California	2.0%
New York	1.6%
Virginia	1.1%
Tennessee	0.9%
Massachusetts	0.7%
Texas	0.7%
New Hampshire	0.5%
Colorado	0.4%
Maryland	0.4%
Ohio	0.4%
South Carolina	0.4%
Florida	0.3%
Indiana	0.3%
Michigan	0.3%
Louisiana	0.2%
U.S. Virgin Islands	0.2%
Washington	0.2%
New Jersey	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
December 31, 2018
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$ 240,305
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	290,142
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	65,000	68,810
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,073,060
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	842,595
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	60,791
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	72,514
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	49,432
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	87,652
		$ 3,785,301
General Obligations - General Purpose – 3.9%
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	$1,000,000	$ 1,014,370
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	325,000	334,003
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	331,793
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	102,370
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	78,236
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	94,044
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	369,203
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,459
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	165,183
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,138,260
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,131,680
		$ 4,784,601
General Obligations - Schools – 10.7%
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	$1,000,000	$ 1,017,260
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,119,200
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,095,940
Centre County, PA, State College Area School District General Obligation, 5%, 5/15/2044	1,000,000	1,142,910
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	751,904
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	455,658
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	553,180
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,560,255
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,091,040
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,643,655
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	686,712
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,116,380
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/2034 (Prerefunded 5/15/2019)	905,000	916,874
Whitehall-Coplay, PA, School District, Unrefunded Balance, “A”, AGM, 5.375%, 11/15/2034	95,000	96,050
		$ 13,247,018
Healthcare Revenue - Hospitals – 18.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,500,000	$ 1,442,205
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	1,000,000	1,020,680
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,130,640
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,592,325
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	513,505
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	927,188
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	559,795
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	735,000	765,679
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	273,151
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	255,000	259,174
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	260,000	264,116
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	305,000	325,444
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	$1,000,000	$ 1,098,230
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	744,064
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	502,170
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	526,805
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	161,266
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	142,967
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	414,235
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	352,916
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,120,780
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	764,633
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	80,000	84,944
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,425
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	551,790
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,108,880
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	20,000	20,739
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	552,600
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	539,070
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (The Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,072,640
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	874,816
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,076,910
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033 (Prerefunded 11/15/2020)	500,000	528,285
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	161,150
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	547,840
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,034,690
		$ 23,082,747
Healthcare Revenue - Long Term Care – 4.8%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$ 507,495
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	510,635
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	506,620
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	809,902
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	511,400
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	542,510
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	288,553
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	276,058
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	517,575
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	259,518
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	394,944
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	501,715
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	59,909
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	114,606
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	5,000	5,247
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	10,372
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	70,000	72,786
		$ 5,889,845
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.6%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$ 256,922
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	500,000	502,570
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	15,000	15,036
		$ 774,528
Industrial Revenue - Other – 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,205,310
Miscellaneous Revenue - Other – 1.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 153,232
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	237,199
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	813,795
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	161,939
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	125,551
		$ 1,491,716
Multi-Family Housing Revenue – 1.9%
Pennsylvania Housing Finance Agency, Multifamily Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$996,340	$ 1,003,813
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	1,250,000	1,316,675
		$ 2,320,488
Sales & Excise Tax Revenue – 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$ 589,013
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	65,000	65,780
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	400,000	53,228
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	195,000	61,501
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	155,000	46,339
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	600,000	170,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	220,000	59,101
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	475,000	120,959
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	16,895
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	319,218
		$ 1,502,074
Secondary Schools – 3.6%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 520,500
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	509,380
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	357,172
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	504,310
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	509,485
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	706,097
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	500,000	506,950
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	412,880
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	400,000	430,068
		$ 4,456,842
State & Local Agencies – 7.7%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$655,000	$ 669,613
Commonwealth Financing Authority Rev., ”A-2“, 5%, 6/01/2036	1,500,000	1,606,110
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,124,480
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	$745,000	$ 670,805
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	278,140
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,110,040
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	505,860
Philadelphia, PA, Redevelopment Authority City Agreement Rev., ”A“, 5%, 4/15/2028	1,000,000	1,104,670
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,080,930
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	1,255,000	1,403,379
		$ 9,554,027
Tax - Other – 3.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	$300,000	$ 300,522
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	500,000	519,990
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., ”A“, 5%, 5/01/2035	750,000	773,820
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	144,553
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	46,564
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	185,000	196,918
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	115,000	121,929
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	115,000	121,451
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	60,000	63,159
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	185,000	192,091
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	155,000	155,082
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	1,640,000	611,458
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	655,000	716,714
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	430,000	472,153
		$ 4,436,404
Tax Assessment – 0.4%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$ 502,515
Tobacco – 0.7%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$755,000	$ 827,035
Toll Roads – 1.0%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,275,198
Transportation - Special Tax – 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$155,000	$ 163,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	145,000	148,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	270,000	276,742
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	765,000	808,980
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	240,000	244,790
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	755,000	832,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	90,000	92,985
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	55,000	56,630
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	20,000	19,609
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	215,000	241,073
Pennsylvania Turnpike Commission (Motor License Fund), ”B“, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,089,160
		$ 3,973,721
Universities - Colleges – 13.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2032	$500,000	$ 559,730
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	500,000	533,255
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 5.75%, 10/15/2040	500,000	519,870
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,119,340
Crawford County, PA, Industrial Development Authority, College Rev., ”A“, 6%, 11/01/2031 (Prerefunded 5/01/2019)	250,000	253,440
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), ”HH1“, 5%, 11/01/2039 (Prerefunded 11/01/2019)	300,000	307,719
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	$565,000	$ 583,594
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	360,665
Erie, PA, Higher Education Building Authority Rev. (Gannon University), ”A“, 5.5%, 5/01/2040	1,000,000	1,027,640
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,084,041
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,028,650
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	506,975
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	750,000	809,242
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	575,000	493,091
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), ”JJ2“, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	559,000
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), ”A“, 5%, 8/15/2036	500,000	578,175
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2036	1,000,000	1,113,150
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	1,000,000	1,097,450
Philadelphia, PA, Authority for Industrial Development Rev. (University of the Sciences), ”A“, 5%, 11/01/2042	750,000	828,915
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	88,588
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	25,000	25,082
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030 (Prerefunded 5/01/2020)	1,000,000	1,045,170
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035 (Prerefunded 11/01/2020)	1,000,000	1,055,400
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), ”A“, 5%, 11/01/2026	1,000,000	1,144,510
		$ 16,722,692
Universities - Dormitories – 2.1%
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	$1,000,000	$ 1,035,410
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,058,600
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	500,000	556,595
		$ 2,650,605
Utilities - Investor Owned – 2.0%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$ 1,026,290
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	435,659
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), ”A“, 5%, 10/01/2039	1,000,000	1,020,080
		$ 2,482,029
Utilities - Municipal Owned – 2.0%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$315,000	$ 334,524
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	95,000	103,280
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	105,000	113,865
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	560,230
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”9“, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	410,206
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), ”9“, 5.25%, 8/01/2040	610,000	636,267
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	75,000	77,223
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	260,000	268,624
		$ 2,504,219
Utilities - Other – 1.9%
California M-S-R Energy Authority Gas Rev., ”A“, 6.5%, 11/01/2039	$545,000	$ 734,420
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	75,000	85,456
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	155,000	175,737
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	379,518
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	420,000	427,509
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	235,000	256,347
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	255,000	267,559
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	80,779
		$ 2,407,325
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 9.9%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$ 1,047,690
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	570,695
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,089,160
Canonsburg-Houston, PA, Joint Authority Sewer Rev., ”A“, 5%, 12/01/2040	1,000,000	1,095,850
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,110,600
Clairton, PA, Municipal Authority Sewer Rev., ”B“, 5%, 12/01/2042	500,000	526,990
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	45,000	46,349
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	110,000	111,271
Erie, PA, Water Authority Rev., ”A“, AGM, 5%, 12/01/2043	1,000,000	1,137,250
Erie, PA, Water Authority Rev., ”D“, BAM, 4%, 12/01/2041	1,500,000	1,539,525
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	46,710
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	127,363
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	260,000	274,321
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	500,000	514,315
Philadelphia, PA, Water & Wastewater Rev., ”A“, 5%, 10/01/2037	1,000,000	1,133,040
Philadelphia, PA, Water and Wastewater Rev., ”A“, 5%, 10/01/2038	1,000,000	1,137,050
St. Mary's, PA, Water Authority Rev., 5.15%, 2/01/2030 (Prerefunded 2/01/2020)	750,000	776,197
		$ 12,284,376
Total Municipal Bonds		$122,160,616
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.4% (v)	567,157	$ 567,101

Other Assets, Less Liabilities – 0.8%		1,013,407
Net Assets – 100.0%		$123,741,124
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $567,101 and $122,160,616, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	8	$1,168,000	March – 2019	$(20,279)
At December 31, 2018, the fund had cash collateral of $20,400 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$122,160,616	$—	$122,160,616
Mutual Funds	567,101	—	—	567,101
Total	$567,101	$122,160,616	$—	$122,727,717
Other Financial Instruments
Futures Contracts - Liabilities	$(20,279)	$—	$—	$(20,279)
For further information regarding security characteristics, see the Portfolio of Investments.
7

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	148,995	22,152,671	(21,734,509)	567,157
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(172)	$(15)	$—	$20,591	$567,101

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Pennsylvania	81.9%
Puerto Rico	5.8%
Illinois	2.5%
Guam	1.7%
Colorado	1.3%
Michigan	1.3%
California	1.1%
Florida	0.8%
Tennessee	0.8%
Texas	0.7%
Kentucky	0.6%
Georgia	0.3%
Indiana	0.3%
Louisiana	0.3%
Nebraska	0.2%
New Jersey	0.2%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
December 31, 2018
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 3.6%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$ 2,151,820
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	235,050
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	163,296
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,337,390
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,126,585
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	99,476
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	82,386
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	131,478
		$ 6,338,637
General Obligations - General Purpose – 3.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$ 992,027
Charleston County, SC, General Obligation Transportation Sales Tax, “C”, 3%, 11/01/2029	2,000,000	2,021,660
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,460,000	1,232,474
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	508,711
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,399
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,021
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	148,436
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	52,247
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	110,963
State of Illinois, 5%, 11/01/2027	410,000	440,221
State of Illinois, “D”, 5%, 11/01/2028	415,000	443,042
		$ 6,064,201
General Obligations - Schools – 6.3%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$ 1,469,747
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	1,000,000	1,145,860
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,088,220
Laurens County, SC, School District No. 56, ASSD GTY, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,007,170
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,154,074
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,155,220
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,218,280
		$ 11,238,571
Healthcare Revenue - Hospitals – 22.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$680,000	$ 653,800
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	685,000	581,476
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	400,000	426,812
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	976,254
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,130,350
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	2,330,000	2,394,471
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,540,065
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,098,414
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039 (Prerefunded 10/01/2019)	1,000,000	1,025,990
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	579,486
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	494,923
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	151,492
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	171,560
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	642,595
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045	865,000	920,126
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,038,420
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,036,110
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	$1,000,000	$ 1,094,140
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,088,750
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	530,105
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	412,384
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	459,018
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,608,825
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	750,000	752,183
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,316,212
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,171,300
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	524,330
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,029,520
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039 (Prerefunded 8/01/2019)	275,000	281,212
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,138,190
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,205,080
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,785
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	1,970,000	2,083,373
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	3,340,000	3,342,405
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	107,520
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	261,383
		$ 39,301,059
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	$750,000	$ 738,532
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	248,668
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	739,785
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,009,510
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	998,420
		$ 3,734,915
Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,042,710
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	114,726
		$ 1,157,436
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$ 48,225
Port Revenue – 2.1%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$ 338,943
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	508,414
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	558,610
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	262,473
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	1,984,800
		$ 3,653,240
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 1.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$ 1,421,909
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	737,485
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	95,000	96,140
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	595,000	79,177
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	660,000	187,044
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	100,000	24,136
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,080,000	475,966
		$ 3,021,857
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$ 228,166
Single Family Housing - State – 1.1%
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	$1,000,000	$ 982,670
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	1,000,000	975,490
		$ 1,958,160
State & Local Agencies – 11.6%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$ 1,083,820
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,086,480
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,020,217
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	62,319
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	50,833
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	28,112
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,197,545
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,443,220
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	705,000	793,287
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,592
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	891,593
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,028,440
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,267,820
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,246,827
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,136,670
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,351,103
		$ 20,727,878
Tax - Other – 6.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$ 1,028,416
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,086,787
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	776,707
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	517,805
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	185,854
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	62,086
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	303,360
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	190,845
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	190,098
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	100,002
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	295,924
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,132,080
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,184,840
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	405,215
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	475,156
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	54,397
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,362,304
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	697,249
		$ 11,049,125
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$ 931,098
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 297,523
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	566,939
		$ 864,462
Transportation - Special Tax – 4.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$ 772,463
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	502,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,014
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,417,037
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	489,581
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,240,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	80,000	86,242
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	320,000	352,784
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	270,000	290,801
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	21,397
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	449,429
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	360,374
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	392,445
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,240,200
		$ 8,635,665
Universities - Colleges – 6.6%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$ 1,314,004
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	865,000	741,781
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	210,764
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	71,062
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	116,562
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	48,813
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	30,000	26,213
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	416,013
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,743,645
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	807,030
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,098
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	384,659
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	863,665
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	176,395
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	419,676
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	507,206
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,792,066
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,732,532
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	347,107
		$ 11,749,291
Universities - Dormitories – 1.5%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	$2,555,000	$ 2,668,749
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$ 839,824
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 4.7%
Easley, SC, Combined Utility System Refunding Rev., ASSD GTY, 5%, 12/01/2034	$2,325,000	$ 2,380,265
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	157,638
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	184,353
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,926,017
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,061,090
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	118,409
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	410,000	423,600
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,000,000	1,041,770
		$ 8,293,142
Utilities - Other – 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$ 923,079
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	844,083
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	160,215
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,098,850
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	288,487
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	316,344
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	647,149
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	346,252
		$ 4,624,459
Water & Sewer Utility Revenue – 16.2%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$ 1,062,410
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	870,961
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,064,560
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	617,677
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,161,490
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,049
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029 (Prerefunded 10/01/2019)	1,000,000	1,023,610
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,031,800
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	96,199
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	332,350
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	431,439
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	572,810
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	563,810
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,066,560
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	2,000,000	2,066,060
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,898
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	65,088
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,050
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	76,857
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,158,150
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,154,110
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,813,635
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,093,210
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,252,160
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	1,000,000	1,134,950
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039 (Prerefunded 6/01/2019)	2,000,000	2,027,040
		$ 28,860,933
Total Municipal Bonds		$175,989,093
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.4% (v)	183,237	$ 183,219

Other Assets, Less Liabilities – 1.1%		1,933,408
Net Assets – 100.0%		$178,105,720
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $183,219 and $175,989,093, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	15	$2,190,000	March – 2019	$(38,024)
At December 31, 2018, the fund had cash collateral of $38,250 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$175,989,093	$—	$175,989,093
Mutual Funds	183,219	—	—	183,219
Total	$183,219	$175,989,093	$—	$176,172,312
Other Financial Instruments
Futures Contracts - Liabilities	$(38,024)	$—	$—	$(38,024)
For further information regarding security characteristics, see the Portfolio of Investments.
7

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,568,149	24,636,765	(28,021,677)	183,237
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$401	$(334)	$—	$18,781	$183,219

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
South Carolina	76.7%
Puerto Rico	6.7%
Illinois	2.4%
Pennsylvania	2.2%
Guam	1.5%
New York	1.2%
California	0.9%
Kentucky	0.9%
Tennessee	0.9%
Michigan	0.8%
Florida	0.7%
Massachusetts	0.7%
Alabama	0.6%
Texas	0.6%
Colorado	0.5%
Nebraska	0.5%
New Hampshire	0.5%
Virginia	0.5%
Maryland	0.4%
Georgia	0.2%
Louisiana	0.2%
New Jersey	0.2%
Washington	0.2%
Indiana	0.1%
Ohio (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
December 31, 2018
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 5.4%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$ 1,117,710
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,036,300
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,062,340
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,199,110
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	683,998
		$ 5,099,458
General Obligations - General Purpose – 11.4%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$850,000	$ 717,536
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	200,402
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	92,133
Johnson City, TN, 5%, 6/01/2031 (Prerefunded 6/01/2019)	1,000,000	1,013,320
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,024,480
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,122,130
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,145,899
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,091,220
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,063,930
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	200,790
State of Illinois, 5%, 11/01/2027	235,000	252,322
State of Illinois, “D”, 5%, 11/01/2028	250,000	266,892
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,624,155
		$ 10,815,209
General Obligations - Schools – 2.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$25,000	$ 28,304
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	28,190
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	20,000	22,460
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,192
Williamson County, TN, School District, 5%, 4/01/2026	740,000	881,303
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,018,796
		$ 1,990,245
Healthcare Revenue - Hospitals – 22.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$370,000	$ 355,744
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	400,000	339,548
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	1,000,000	1,062,410
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	532,740
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,003,840
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	295,000	314,774
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	717,679
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	990,030
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	417,591
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,684,140
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,096,910
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	839,090
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	281,888
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,104,090
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,119,350
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	750,000	796,230
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 9/01/2036	1,000,000	1,066,730
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,888,215
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	$1,500,000	$ 1,484,880
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	63,708
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,425
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	525,790
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	109,132
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,532,295
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,712,430
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	420,000	420,302
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	176,746
		$ 21,662,707
Healthcare Revenue - Long Term Care – 4.1%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$ 761,355
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	839,810
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,034,290
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	562,298
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Trezevant Manor Project), “A'”, 5%, 9/01/2037	750,000	682,882
		$ 3,880,635
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$ 666,457
Miscellaneous Revenue - Other – 6.0%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$ 2,564,050
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,357,866
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	665,000	686,027
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,058,626
		$ 5,666,569
Sales & Excise Tax Revenue – 3.4%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$ 843,414
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	487,459
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	311,772
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	770,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	2,890,000	384,572
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	390,000	110,526
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	14,482
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	287,182
		$ 3,210,212
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$ 134,826
Single Family Housing - State – 1.0%
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	$995,000	$ 990,304
State & Local Agencies – 4.6%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	$1,000,000	$ 1,053,800
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	715,826
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	433,213
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	339,764
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	743,623
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,086,110
		$ 4,372,336
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 3.8%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$ 541,560
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	150,000	154,878
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	51,738
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	180,951
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	111,326
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	110,891
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	63,159
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	181,708
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 4.75%, 7/01/2027	400,000	415,292
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 5.5%, 7/01/2037	100,000	105,121
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	230,122
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	280,774
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,199
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	454,101
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	417,251
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	256,454
		$ 3,582,525
Tax Assessment – 0.5%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036	$500,000	$ 516,760
Tobacco – 0.8%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$200,000	$ 219,082
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	495,000	495,767
		$ 714,849
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$ 178,514
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	339,104
		$ 517,618
Transportation - Special Tax – 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$ 819,552
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	299,581
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,011
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	808,980
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	275,389
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	732,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	40,000	43,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	160,000	172,326
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	72,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	92,668
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	224,254
		$ 3,556,200
Universities - Colleges – 8.7%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$ 511,535
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	259,575
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	408,829
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,070,790
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	547,428
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,012,121
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	520,000	445,926
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	126,458
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	$15,000	$ 14,968
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	641,875
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,163,210
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,086,440
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,049
		$ 8,304,204
Universities - Dormitories – 0.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 535,375
Utilities - Municipal Owned – 6.0%
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035 (Prerefunded 5/01/2019)	$580,000	$ 586,096
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	423,557
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034 (Prerefunded 9/01/2020)	1,250,000	1,315,137
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	318,594
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	499,130
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,132,450
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,155,790
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	66,927
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	230,000	237,629
		$ 5,735,310
Utilities - Other – 2.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$70,000	$ 79,759
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	145,000	164,399
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	240,406
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	125,447
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	93,959
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,362,420
		$ 2,066,390
Water & Sewer Utility Revenue – 9.5%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$ 1,117,730
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2037	1,000,000	1,056,920
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	526,450
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	69,477
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	118,430
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	144,742
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	404,324
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	315,687
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,222,100
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	32,939
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	37,968
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,034
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	49,408
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	76,550
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	699,189
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,498,850
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	$550,000	$ 636,262
		$ 9,029,060
Total Municipal Bonds		$93,047,249
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.4% (v)	288,591	$ 288,563

Other Assets, Less Liabilities – 1.8%		1,695,701
Net Assets – 100.0%		$95,031,513
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $288,563 and $93,047,249, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$93,047,249	$—	$93,047,249
Mutual Funds	288,563	—	—	288,563
Total	$288,563	$93,047,249	$—	$93,335,812
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	314,777	15,225,377	(15,251,563)	288,591
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$167	$(31)	$—	$9,033	$288,563

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Tennessee	72.1%
Puerto Rico	6.8%
Guam	4.1%
New York	2.6%
Pennsylvania	2.5%
Illinois	2.1%
Florida	1.2%
Kentucky	1.2%
Massachusetts	0.8%
South Carolina	0.8%
U.S. Virgin Islands	0.8%
Alabama	0.6%
New Hampshire	0.6%
Virginia	0.6%
Colorado	0.5%
Maryland	0.5%
California	0.4%
New Jersey	0.4%
Georgia	0.3%
Nebraska	0.3%
Michigan	0.2%
Texas	0.1%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
December 31, 2018
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.4%
Airport Revenue – 3.5%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$ 570,027
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	746,847
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	160,000	169,379
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,131,720
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,127,300
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,118,739
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,137,610
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,142,760
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,069,360
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,272,334
		$ 10,486,076
General Obligations - General Purpose – 7.5%
Chesapeake, VA, “B”, 5%, 6/01/2023	$1,930,000	$ 2,070,311
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,686,557
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	1,000,000	1,164,800
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	811,883
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	245,688
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	964,914
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	114,942
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,351,300
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,058,090
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,145,380
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	491,071
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	66,517
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	179,654
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	380,422
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	246,875
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	999,624
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,254,370
State of Illinois, 5%, 11/01/2027	660,000	708,649
State of Illinois, “D”, 5%, 11/01/2028	655,000	699,258
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,769,416
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,198,780
		$ 22,608,501
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$65,000	$ 73,592
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	70,000	78,930
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	55,000	61,765
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	25,000	27,980
		$ 242,267
Healthcare Revenue - Hospitals – 13.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,080,000	$ 1,038,388
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,034,620
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	537,219
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,186,480
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	2,000,000	2,039,120
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “C”, 5%, 5/15/2025 (Prerefunded 5/15/2019)	500,000	505,900
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance, 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	970,000	983,211
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	826,478
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	$1,000,000	$ 1,097,220
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,140,311
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,804,231
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	795,000	831,188
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,000,157
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	366,514
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	376,479
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,320,250
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	654,660
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,148,930
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,070,980
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,483,357
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	47,052
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,055,647
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,151,000
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	225,280
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	543,266
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	689,484
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	455,276
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,148,700
		$ 40,761,398
Healthcare Revenue - Long Term Care – 3.6%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$ 1,018,820
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,073,820
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,060,500
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	796,786
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	415,963
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	404,292
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	983,610
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,056,740
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	516,400
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,032,580
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,037,950
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	152,496
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	289,245
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	15,000	15,741
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ''C', 5%, 6/01/2042	1,000,000	1,034,360
		$ 10,906,873
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$ 1,015,260
Industrial Revenue - Other – 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$ 3,647,337
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 114,184
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	149,144
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	33
		$ 263,361
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$ 85,734
Multi-Family Housing Revenue – 6.0%
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	$1,450,000	$ 1,470,692
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,123,474
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,983,230
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,017,370
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,352,969
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,903,345
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,162,273
		$ 18,013,353
Port Revenue – 1.1%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$ 3,486,060
Sales & Excise Tax Revenue – 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$ 2,265,324
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,342,730
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	40,846
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	930,000	123,755
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,050,000	297,570
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	38,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	743,698
		$ 4,852,541
Secondary Schools – 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$ 1,958,710
State & Local Agencies – 14.3%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$ 1,589,692
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.585% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,760,302
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	567,630
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,133,540
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	1,250,000	1,441,212
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,145,860
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	854,692
Fairfax County, VA, Economic Development Authority Transportation Contract Rev. (Route 28 Projects), “B”, 2.875%, 4/01/2034	6,170,000	5,724,094
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,009,570
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,061,040
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,165,000	1,310,893
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,616,554
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,575,800
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,397,314
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,503,915
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,237,720
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	2,000,000	2,103,880
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	967,993
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,055,420
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,197,184
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,049,700
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	101,835
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Virginia Resources Authority, Infrastructure Rev. (Pooled Financing Program), “C”, 4%, 11/01/2036	$3,450,000	$ 3,660,105
		$ 43,065,945
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$365,000	$ 376,870
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	124,171
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	375,199
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	755,930
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	92,476
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,221,266
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	990,000	1,087,050
		$ 5,032,962
Tax Assessment – 0.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$ 799,298
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,030,410
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	507,875
		$ 2,337,583
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$ 261,531
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,076,167
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,226,937
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,725,271
		$ 4,289,906
Toll Roads – 3.5%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$ 3,240,990
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,065,080
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,605,000
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	503,084
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	959,028
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,068,430
		$ 10,441,612
Transportation - Special Tax – 10.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$ 50,036
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	1,945,782
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,540,000	1,621,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,034,820
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,890,359
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	505,000	556,737
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	707,721
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	586,895
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	5,760,000	5,962,925
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,909,857
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,138,080
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	567,130
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032 (Prerefunded 7/01/2020)	1,200,000	1,256,556
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,787,386
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,779,866
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029 (Prerefunded 7/01/2019)	1,485,000	1,510,913
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	1,365,000	1,387,987
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,370,138
		$ 32,064,654
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 13.2%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$ 1,745,539
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	778,249
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,537,667
Connecticut Health & Educational Facilities Authority Connecticut Rev. (Connecticut State University System Issue, Series P-1), 2.625%, 11/01/2032	1,765,000	1,548,770
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,149,840
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	637,964
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,380,000	1,183,419
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,450,000	1,243,447
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,092,140
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	370,248
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	214,475
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	634,686
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,099,630
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2043	2,000,000	2,143,940
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,059,973
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	750,089
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,854,850
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,077,440
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,038,150
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,052,180
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,620,592
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,258,249
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,183,357
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,199,550
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,123,560
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,854,150
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	514,820
		$ 39,966,974
Utilities - Municipal Owned – 3.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$785,000	$ 833,654
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	1,250,000	1,327,475
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	476,641
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	58,884
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	253,396
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,102
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,098
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,000
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,039
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	335,000	347,871
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	55,000	56,824
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,850,588
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,283,220
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,196,320
		$ 10,930,112
Utilities - Other – 1.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$ 961,896
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	593,001
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	316,344
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	240,243
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,294,299
		$ 3,405,783
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 11.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$ 108,148
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	268,061
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,092,770
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,435,240
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	62,280
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	185,738
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	317,609
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	402,060
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,111,890
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	620,000	654,150
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	767,455
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,425,424
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,330,755
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	87,837
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	108,479
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	55,084
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	120,776
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,084,327
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	16,386
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,458,082
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,024,060
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,311,226
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	168,243
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	260,000	282,607
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	505,000	548,910
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	740,000	805,623
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	3,645,000	3,961,933
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	2,110,000	2,290,426
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	1,400,000	1,515,682
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	1,600,000	1,735,424
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,335,000	1,449,917
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,306,635
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,249,402
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,030,516
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	628,762
		$ 33,401,917
Total Municipal Bonds		$303,264,919
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.4% (v)	607,718	$ 607,657

Other Assets, Less Liabilities – (0.6)%		(1,811,388)
Net Assets – 100.0%		$302,061,188
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $607,657 and $303,264,919, respectively.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	25	$3,650,000	March – 2019	$(63,373)
At December 31, 2018, the fund had cash collateral of $63,750 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$303,264,919	$—	$303,264,919
Mutual Funds	607,657	—	—	607,657
Total	$607,657	$303,264,919	$—	$303,872,576
Other Financial Instruments
Futures Contracts - Liabilities	$(63,373)	$—	$—	$(63,373)
For further information regarding security characteristics, see the Portfolio of Investments.
8

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,016,605	55,637,046	(57,045,933)	607,718
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(43)	$(161)	$—	$49,238	$607,657

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
Virginia	73.6%
Puerto Rico	6.3%
District of Columbia	5.8%
Illinois	2.6%
Guam	2.2%
Pennsylvania	1.8%
New York	1.4%
Tennessee	1.1%
Colorado	1.0%
Ohio	0.9%
Massachusetts	0.6%
Connecticut	0.5%
California	0.4%
Maryland	0.4%
Texas	0.4%
Louisiana	0.3%
Washington	0.3%
New Hampshire	0.2%
Indiana	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
December 31, 2018
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 1.3%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$ 165,604
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	115,887
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	749,381
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	66,317
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	78,092
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	60,416
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	93,130
		$ 1,328,827
General Obligations - General Purpose – 6.7%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$860,000	$ 725,978
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	97,252
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	36,510
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	47,022
State of West Virginia, 4%, 6/01/2022	1,750,000	1,804,372
State of West Virginia, 4%, 6/01/2023	2,000,000	2,063,000
State of West Virginia, General Obligation Sate Road Bonds, “B”, 4%, 6/01/2043	2,000,000	2,052,060
		$ 6,826,194
General Obligations - Schools – 8.2%
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	$1,405,000	$ 1,460,666
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,083,320
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,161,300
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,568,125
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,026,450
		$ 8,299,861
Healthcare Revenue - Hospitals – 16.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$380,000	$ 365,359
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	725,000	765,172
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	474,125
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	435,477
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	308,482
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	358,183
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,206,601
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,081,030
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	793,965
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	780,000	780,562
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,000,000	955,980
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,082,250
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,515,000	1,683,695
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	370,465
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,063,470
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,067,400
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,536,720
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,591,429
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,079,690
		$ 17,000,055
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 508,931
Miscellaneous Revenue - Other – 11.1%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$ 630,380
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	147,948
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	226,657
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	595,074
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	588,725
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	155,000	179,290
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	136,965
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,135,850
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040 (Prerefunded 6/15/2020)	2,475,000	2,586,375
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,931,320
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,042,140
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), 5%, 7/01/2039 (Prerefunded 7/01/2019)	1,200,000	1,219,476
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2036	750,000	851,505
		$ 11,271,705
Sales & Excise Tax Revenue – 3.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$ 892,073
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	335,000	348,145
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	808,573
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	500,000	622,475
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	500,000	508,385
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	385,000	51,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	69,433
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	15,688
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	307,776
		$ 3,623,780
Single Family Housing - State – 1.0%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$55,000	$ 55,071
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	1,000,000	996,460
		$ 1,051,531
State & Local Agencies – 8.6%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$835,000	$ 779,080
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	545,000	552,347
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	400,000	450,092
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,002,720
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,066,600
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,169,980
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	570,000	571,573
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,358,740
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,256
		$ 8,747,388
Tax - Other – 3.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$ 585,322
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	160,000	165,203
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	56,912
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	945,501
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	103,951
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	472,153
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	$1,000,000	$ 1,073,230
		$ 3,402,272
Tax Assessment – 1.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$ 438,679
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	992,020
		$ 1,430,699
Tobacco – 0.7%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$620,000	$ 679,154
Toll Roads – 1.0%
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	$1,000,000	$ 1,024,430
Transportation - Special Tax – 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$ 588,300
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	798,405
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	225,000	236,902
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	346,786
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	837,710
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	118,815
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	246,679
		$ 3,173,597
Universities - Colleges – 15.0%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	$440,000	$ 468,613
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,283,152
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,074,420
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,056,860
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	555,000	716,061
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,279,881
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,979
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	112,745
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,776,143
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,492,860
		$ 15,270,714
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$ 493,397
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$325,000	$ 345,144
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	479,126
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	140,187
		$ 964,457
Utilities - Other – 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$ 828,749
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	261,775
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	136,355
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	304,282
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	75,394
		$ 1,606,555
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 13.5%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$ 1,907,570
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	200,000	212,638
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	42,755
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	515,000	543,366
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	189,412
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,477
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	38,429
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	43,392
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,034
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	54,898
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	88,327
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,114,540
Morgantown, WV, Combined Utility System Rev., “B”, BAM, 5%, 12/01/2043	2,000,000	2,259,260
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	567,529
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,668,402
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	575,775
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,265,500
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,085,480
		$ 13,721,883
Total Municipal Bonds		$100,425,430
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.4% (v)	404,126	$ 404,085

Other Assets, Less Liabilities – 0.9%		886,282
Net Assets – 100.0%		$101,715,797
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $404,085 and $100,425,430, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,425,430	$—	$100,425,430
Mutual Funds	404,085	—	—	404,085
Total	$404,085	$100,425,430	$—	$100,829,515
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	158,218	21,469,243	(21,223,335)	404,126
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$84	$—	$—	$12,328	$404,085

5

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2018, are as follows:
West Virginia	72.1%
Puerto Rico	6.6%
New York	3.2%
Guam	3.1%
Illinois	2.0%
California	1.6%
Florida	1.4%
Massachusetts	1.3%
Kentucky	1.1%
U.S. Virgin Islands	1.1%
Michigan	1.0%
South Carolina	0.8%
Tennessee	0.7%
Texas	0.7%
Alabama	0.6%
Utah	0.6%
Washington	0.5%
Indiana	0.4%
Maryland	0.4%
Pennsylvania	0.4%
New Jersey	0.2%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2019

*	Print name and title of each signing officer under his or her signature.